UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	DECEMBER 31

Date of reporting period:	JANUARY 1, 2011 – JUNE 30, 2011 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers AMG Funds

June 30, 2011

TimesSquare Small Cap Growth Fund

TimesSquare Mid Cap Growth Fund

SAR014-0611

Managers AMG Funds

TimesSquare Small Cap Growth Fund, TimesSquare Mid Cap Growth Fund

Semi-Annual Report — June 30, 2011 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

TimesSquare Small Cap Growth Fund	3

TimesSquare Mid Cap Growth Fund	6

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	9

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	11
Funds’ balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts
Statements of Operations	12
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period
Statements of Changes in Net Assets	13
Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	14
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	17
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	22

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2011	Expense Ratio for the Period	Beginning Account Value 01/01/2011	Ending Account Value 06/30/2011	Expenses Paid During the Period*
TimesSquare Small Cap Growth Fund
Institutional Class Shares
Based on Actual Fund Return	1.05%	$1,000	$1,098	$5.46
Based on Hypothetical 5% Annual Return	1.05%	$1,000	$1,020	$5.26

Premier Class Shares
Based on Actual Fund Return	1.16%	$1,000	$1,096	$6.03
Based on Hypothetical 5% Annual Return	1.16%	$1,000	$1,019	$5.81
TimesSquare Mid Cap Growth Fund
Institutional Class Shares
Based on Actual Fund Return	1.06%	$1,000	$1,069	$5.44
Based on Hypothetical 5% Annual Return	1.06%	$1,000	$1,020	$5.31

Premier Class Shares
Based on Actual Fund Return	1.26%	$1,000	$1,068	$6.46
Based on Hypothetical 5% Annual Return	1.26%	$1,000	$1,019	$6.31

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1

Managers AMG Funds Performance

All periods ended June 30, 2011 (unaudited)

The table below shows the Funds’ average annual total returns for the periods indicated, as well as each Fund’s relative index for the same time period.

	Average Annual Total Returns[1]
	Six Months	One Year	Five Years	Ten Years	Since Inception	Inception Date
TimesSquare Small Cap Growth Fund [2,3]
Institutional Class	9.76%	43.52%	8.42%	8.47%	7.78%	1/21/2000
Premier Class	9.64%	43.44%	8.31%	8.35%	7.65%	1/21/2000
Russell 2000® Growth Index [4]	8.59%	43.50%	5.79%	4.63%	1.06%	1/21/2000	†
TimesSquare Mid Cap Growth Fund [3,5]
Institutional Class	6.91%	30.52%	6.97%	—	8.18%	3/4/2005
Premier Class	6.82%	30.32%	6.77%	—	7.99%	3/4/2005
Russell Midcap® Growth Index [6]	9.59%	43.25%	6.28%	—	7.08%	3/4/2005	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The TimesSquare Small Cap and Mid Cap Growth Funds are currently closed to new investors. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

†	Date reflects the inception date of the Fund, not the index.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are the average annual return. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2011. All returns are in U.S. dollars ($).

[2]

The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[3]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[4]

The Fund is measured against the Russell 2000® Growth Index, a market capitalization-weighted index that measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth rates. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment, and does not incur expenses. The Russell 2000® Growth Index is a registered trademark of Russell Investments. Russell® is a trademark of Russell Investments.

[5]

Mid capitalization securities are subject to market, liquidity and information risk. Mid size company securities may underperform, as compared to securities of larger companies, and may also pose greater risk due to narrower product lines, fewer financial resources, less depth in management or a smaller trading market for their stocks. Also, growth stocks may be more volatile than other types of stocks.

[6]

The Fund is measured against the Russell Midcap® Growth Index, a market capitalization-weighted index that measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth rates. Unlike the Fund, the Russell Midcap® Growth Index is unmanaged, is not available for investment, and does not incur expenses. The Russell Midcap® Growth Index is registered trademark of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

2

TimesSquare Small Cap Growth Fund

Fund Snapshots

June 30, 2011 (unaudited)

Portfolio Breakdown

Industry	TimesSquare Small Cap Growth Fund**	Russell 2000® Growth Index
Information Technology	27.9%	24.6%
Industrials	25.7%	15.6%
Health Care	13.6%	19.2%
Energy	9.6%	8.7%
Financials	9.1%	7.3%
Consumer Discretionary	6.5%	14.8%
Consumer Staples	2.6%	3.8%
Telecommunication Services	2.0%	1.3%
Utilities	0.0%	0.1%
Materials	0.0%	4.6%
Other Assets and Liabilities	3.0%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Solera Holdings, Inc.*	2.4%
Global Payments, Inc.*	2.0
Genesee & Wyoming, Inc., Class A*	1.9
Ultimate Software Group, Inc., The*	1.9
Wright Express Corp.*	1.8
Bottomline Technologies, Inc.*	1.6
WABCO Holdings, Inc.*	1.6
Transdigm Group, Inc.	1.5
Montpelier Re Holdings, Ltd.	1.5
Oasis Petroleum, Inc.	1.4

Top Ten as a Group	17.6%

*	Top Ten Holding at December 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

3

TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments June 30, 2011 (unaudited)

	Shares		Value
Common Stocks - 97.0%
Consumer Discretionary - 6.5%
American Public Education, Inc.*	63,400		$2,821,934
Arbitron, Inc.	202,900		8,385,858
Iconix Brand Group, Inc.*	256,000		6,195,200
Jos. A. Bank Clothiers, Inc.*	137,044		6,853,570
Monro Muffler Brake, Inc.	165,000		6,152,850
National American University Holdings, Inc.	310,030		2,917,382
Sodastream International, Ltd.*	85,000	[2]	5,168,850
Vitamin Shoppe, Inc.*	140,300		6,420,128
Total Consumer Discretionary			44,915,772
Consumer Staples - 2.6%
Diamond Foods, Inc.	56,200		4,290,308
Inter Parfums, Inc.	210,000		4,836,300
United Natural Foods, Inc.*	210,000		8,960,700
Total Consumer Staples			18,087,308
Energy - 9.6%
American Standard Energy Corp.*	900,000		7,245,000
Carrizo Oil & Gas, Inc.*	175,000		7,306,250
Dril-Quip, Inc.*	88,000		5,969,040
Gulfport Energy Corp.*	215,000		6,383,350
Key Energy Services, Inc.*	500,000		9,000,000
Matador Resources Co.* [5,6]	431,250		3,881,250
Newpark Resources, Inc.*	390,000		3,537,300
Oasis Petroleum, Inc.*	326,800		9,699,424
Swift Energy Co.*	229,000		8,534,830
World Fuel Services Corp.	132,000		4,742,760
Total Energy			66,299,204
Financials - 9.1%
American Equity Investment Life Holding Co.	485,100	[2]	6,165,621
Cardtronics, Inc.*	300,000		7,035,000
CVB Financial Corp.	386,100		3,571,425
Duff & Phelps Corp., Class A	325,000		4,169,750
Evercore Partners, Inc., Class A	177,000		5,897,640
First Midwest Bancorp, Inc.	295,000	[2]	3,625,550
KBW, Inc.	235,000		4,394,500
Montpelier Re Holdings, Ltd.	570,000		10,260,000
Netspend Holdings, Inc.*	312,100	[2]	3,121,000
Safety Insurance Group, Inc.	111,000		4,666,440
StanCorp Financial Group, Inc.	225,000		9,492,750
Total Financials			62,399,676

	Shares		Value
Health Care - 13.6%
Air Methods Corp.*	58,300		$4,357,342
Align Technology, Inc.*	270,000		6,156,000
Avanir Pharmaceuticals, Inc., Class A*	645,000	[2]	2,167,200
BioMarin Pharmaceutical, Inc.*	174,500		4,748,145
Bio-Rad Laboratories, Inc., Class A*	45,000		5,371,200
Brookdale Senior Living, Inc.*	300,000		7,275,000
Catalyst Health Solutions, Inc.*	169,500		9,461,490
Haemonetics Corp.*	100,000		6,437,000
Incyte Corp.*	190,000	[2]	3,598,600
IPC The Hospitalist Co., Inc.*	185,000		8,574,750
Magellan Health Services, Inc.*	100,000		5,474,000
MedAssets, Inc.*	365,000		4,876,400
PAREXEL International Corp.*	215,000		5,065,400
Sirona Dental Systems, Inc.*	125,000		6,637,500
United Therapeutics Corp.*	110,000		6,061,000
Volcano Corp.*	240,000		7,749,600
Total Health Care			94,010,627
Industrials - 25.7%
Advisory Board Co., The*	120,000		6,945,600
Albany International Corp.	235,000		6,201,650
Allegiant Travel Co.	133,000		6,583,500
Beacon Roofing Supply, Inc.*	260,000		5,933,200
Clean Harbors, Inc.*	88,500		9,137,625
Columbus McKinnon Corp.*	290,000		5,208,400
CoStar Group, Inc.*	163,000		9,662,640
DigitalGlobe, Inc.*	185,000		4,700,850
Douglas Dynamics, Inc.	237,647		3,752,446
EMCOR Group, Inc.*	200,887		5,887,998
Generac Holdings, Inc.*	285,000		5,529,000
Genesee & Wyoming, Inc., Class A*	225,000		13,194,000
Healthcare Services Group, Inc.	355,000		5,768,750
Higher One Holdings, Inc.*	250,000	[2]	4,730,000
Interline Brands, Inc.*	390,000		7,164,300
Kennametal, Inc.	220,000		9,286,200
McGrath RentCorp	200,500	[2]	5,630,040
Old Dominion Freight Line, Inc.*	175,000		6,527,500
On Assignment, Inc.*	540,000		5,308,200
Orbital Sciences Corp.*	355,000		5,981,750
RBC Bearings, Inc.*	115,000		4,342,400
Resources Connection, Inc.	340,440		4,098,898

The accompanying notes are an integral part of these financial statements.
4

TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials - 25.7% (continued)
Standard Parking Corp.*	245,200		$3,915,844
Swisher Hygiene, Inc.*	700,000		3,941,000
Transdigm Group, Inc.*	115,000		10,486,850
UTI Worldwide, Inc.	322,100		6,342,149
WABCO Holdings, Inc.*	158,000		10,911,480
Total Industrials			177,172,270
Information Technology -27.9%
Blackboard, Inc.*	200,000		8,678,000
Bottomline Technologies, Inc.*	455,000		11,243,050
BroadSoft, Inc.*	115,000		4,384,950
CommVault Systems, Inc.*	130,000		5,778,500
CSG Systems International, Inc.*	230,000		4,250,400
Cymer, Inc.*	70,000		3,465,700
DealerTrack Holdings, Inc.*	327,900		7,525,305
DG FastChannel, Inc.*	234,000		7,499,700
Ebix, Inc.*	392,800		7,482,840
Euronet Worldwide, Inc.*	345,900		5,330,319
ExlService Holdings, Inc.*	225,000		5,197,500
Global Payments, Inc.	265,000		13,515,000
Hittite Microwave Corp.*	53,500		3,312,185
Informatica Corp.*	115,000		6,719,450
Inphi Corp.*	195,000	[2]	3,393,000
J2 Global Communications, Inc.*	272,400		7,689,852
Jack Henry & Associates, Inc.	255,000	[2]	7,652,550
MAXIMUS, Inc.	91,500		7,569,795
Monotype Imaging Holdings, Inc.*	324,000		4,578,120
NIC, Inc.	300,000		4,038,000
Power Integrations, Inc.	120,245		4,621,015
RealD, Inc.*	187,100		4,376,269

	Shares	Value
Solera Holdings, Inc.	275,000	$16,269,000
SS&C Technologies Holdings, Inc.*	420,000	8,345,400
Ultimate Software Group, Inc., The*	240,000	13,063,200
ViaSat, Inc.*	100,000	4,327,000
Wright Express Corp.*	240,000	12,496,800
Total Information Technology		192,802,900
Telecommunication Services - 2.0%
General Communication, Inc., Class A*	290,000	3,500,300
NTELOS Holdings Corp.	295,000	6,023,900
SBA Communications Corp.*	115,000	4,391,850
Total Telecommunication Services		13,916,050
Total Common Stocks (cost $491,359,327)		669,603,807
Warrants - 0.2%
American Standard Energy – Series A Warrant*	150,000	495,000
American Standard Energy - Series B Warrant*	150,000	328,500
American Standard Energy - Series C Warrant*	150,000	871,500
Total Warrants (cost $795,225)		1,695,000
Short-Term Investments -5.1% [1]
BNY Institutional Cash Reserves Fund, Series B* [3,4]	1,179,050	942,183
BNY Mellon Overnight Government Fund, 0.08%[3]	17,137,267	17,137,267
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	17,222,653	17,222,653
Total Short-Term Investments (cost $35,538,970)		35,302,103
Total Investments - 102.3% (cost $527,693,522)		706,600,910
Other Assets, less Liabilities - (2.3)%		(16,074,320)
Net Assets - 100.0%		$690,526,590

The accompanying notes are an integral part of these financial statements.
5

TimesSquare Mid Cap Growth Fund

Fund Snapshots

June 30, 2011 (unaudited)

Portfolio Breakdown

Industry	TimesSquare Mid Cap Growth Fund**	Russell Midcap® Growth Index
Information Technology	22.7%	19.2%
Industrials	16.1%	14.7%
Consumer Discretionary	15.3%	19.1%
Health Care	13.3%	13.7%
Financials	10.0%	6.6%
Energy	7.4%	10.1%
Consumer Staples	4.7%	5.7%
Telecommunication Services	4.2%	1.6%
Materials	3.5%	9.0%
Utilities	0.0%	0.3%
Other Assets and Liabilities	2.8%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
DaVita, Inc.*	4.7%
Virgin Media, Inc.*	3.7
RenaissanceRe Holdings, Ltd.*	2.7
SBA Communications Corp.*	2.5
Alliance Data Systems Corp.*	2.4
Amdocs, Ltd.*	2.4
Kansas City Southern*	2.3
Shire PLC	2.2
Discovery Communications, Inc., Class C*	2.1
Ecolab, Inc.*	2.0

Top Ten as a Group	27.0%

*	Top Ten Holding at December 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments June 30, 2011 (unaudited)

	Shares		Value
Common Stocks - 97.2%
Consumer Discretionary - 15.3%
Coach, Inc.	389,700		$24,913,521
DeVry, Inc.	87,500		5,173,875
Discovery Communications, Inc., Class C*	949,800		34,715,190
Hasbro, Inc.	418,300		18,375,919
Mohawk Industries, Inc.*	183,500		11,008,165
National CineMedia, Inc.	754,400		12,756,904
O’Reilly Automotive, Inc.*	319,000		20,897,690
Pool Corp.	696,600		20,765,646
Stanley Black & Decker, Inc.	266,500		19,201,325
Tiffany & Co.	271,200		21,294,624
Virgin Media, Inc.	2,034,800		60,901,564
Total Consumer Discretionary			250,004,423
Consumer Staples - 4.7%
Church & Dwight Co., Inc.	415,800		16,856,532
Herbalife, Ltd.	447,500		25,793,900
Hershey Foods Corp.	322,850		18,354,023
Whole Foods Market, Inc.	249,400		15,824,430
Total Consumer Staples			76,828,885
Energy - 7.4%
Cameron International Corp.*	419,200		21,081,568
Cimarex Energy Co.	187,700		16,877,984
Concho Resources, Inc.*	194,000		17,818,900
Core Laboratories, N.V.	173,100	[2]	19,307,574
Denbury Resources, Inc.*	755,500		15,110,000
Ultra Petroleum Corp.*	279,200		12,787,360
Whiting Petroleum Corp.*	327,400		18,632,334
Total Energy			121,615,720
Financials - 10.0%
Aflac, Inc.	480,900		22,448,412
Assured Guaranty, Ltd.	722,600	[2]	11,785,606
Axis Capital Holdings, Ltd.	630,600		19,523,376
Invesco, Ltd.	607,000		14,203,800
Lazard, Ltd., Class A	517,500		19,199,250
NASDAQ OMX Group, Inc., The*	774,400		19,592,320
RenaissanceRe Holdings, Ltd.	629,100		44,005,545
SEI Investments Co.	625,400		14,077,754
Total Financials			164,836,063

	Shares	Value
Health Care - 13.3%
DaVita, Inc.*	880,200	$76,234,122
Dendreon Corp.*	401,700	15,843,048
Express Scripts, Inc.,*	392,400	21,181,752
Health Management Associates, Inc., Class A*	1,793,600	19,335,008
Hologic, Inc.*	930,600	18,770,202
Lincare Holdings, Inc.	445,000	13,025,150
Mettler-Toledo International, Inc.*	108,600	18,317,562
Shire PLC	373,700	35,206,277
Total Health Care		217,913,121
Industrials - 16.1%
Ametek, Inc.	529,900	23,792,510
CH Robinson Worldwide, Inc.	276,200	21,775,608
Cooper Industries PLC	462,400	27,591,408
IHS, Inc., Class A*	266,600	22,239,772
Kansas City Southern*	630,400	37,401,632
Manpower, Inc.	314,700	16,883,655
Nielsen Holdings, N.V.*	479,800	14,950,568
Parker Hannifin Corp.	226,300	20,308,162
Rockwell Collins, Inc.	353,600	21,813,584
SPX Corp.	284,500	23,516,770
URS Corp.*	614,700	27,501,678
WABCO Holdings, Inc.*	81,100	5,600,766
Total Industrials		263,376,113
Information Technology - 22.7%
Alliance Data Systems Corp.*	425,200	39,998,564
Amdocs, Ltd.*	1,312,900	39,899,031
Analog Devices, Inc.	464,100	18,164,874
ASML Holding N.V.	323,800	11,967,648
Autodesk, Inc.*	511,000	19,724,600
Broadcom Corp., Class A	509,600	17,142,944
FLIR Systems, Inc.	376,900	12,705,299
Global Payments, Inc.	366,400	18,686,400
Juniper Networks, Inc.*	621,700	19,583,550
Linear Technology Corp.	683,200	22,559,264
MICROS Systems, Inc.*	283,000	14,067,930
NetApp, Inc.*	129,900	6,856,122
NeuStar, Inc., Class A*	889,300	23,299,660

The accompanying notes are an integral part of these financial statements.
7

TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 22.7% (continued)
Red Hat, Inc.*	219,800	$10,088,820
Solera Holdings, Inc.	262,200	15,511,752
Teradata Corp.*	278,600	16,771,720
TIBCO Software, Inc.*	554,300	16,085,786
Trimble Navigation, Ltd.*	425,102	16,851,043
VeriSign, Inc.*	339,600	11,363,016
Western Union Co., The	998,700	20,003,961
Total Information Technology		371,331,984
Materials - 3.5%
Airgas, Inc.	347,700	24,352,908
Ecolab, Inc.	575,400	32,441,052
Total Materials		56,793,960
Telecommunication Services - 4.2%
American Tower Corp., Class A*	537,300	28,116,909

	Shares	Value
SBA Communications Corp.*	1,057,900	$40,401,201
Total Telecommunication Services		68,518,110
Total Common Stocks (cost $1,206,672,797)		1,591,218,379
Short-Term Investments - 4.1%[1]
BNY Institutional Cash Reserves Fund, Series B* [3,4]	1,665,632	1,331,011
BNY Mellon Overnight Government Fund, 0.08% [3]	18,442,806	18,442,806
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	46,647,406	46,647,406
Total Short-Term Investments (cost $66,755,844)		66,421,223
Total Investments - 101.3% (cost $1,273,428,641)		1,657,639,602
Other Assets, less Liabilities - (1.3)%		(21,016,411)
Net Assets - 100.0%		$1,636,623,191

The accompanying notes are an integral part of these financial statements.
8

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2011, on the approximate cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
TimesSquare Small Cap Growth	$536,932,842	$180,475,548	($10,807,480)	$169,668,068
TimesSquare Mid Cap Growth	1,306,076,752	364,077,865	(12,515,015)	351,562,850

*	Non-income-producing security.
[1]	Yield shown for each investment company represents the June 30, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of June 30, 2011, amounting to:

Fund	Market Value	% of Net Assets
TimesSquare Small Cap Growth	$17,933,914	2.6%
TimesSquare Mid Cap Growth	19,931,691	1.2%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being fair valued daily. (See Note 4 in the Notes to Financial Statements.)

[5]

Private Placement: New or secondary issue of stock sold directly to a group of investors. The security’s public resale is restricted until it is registered with the SEC under the Securities Act of 1933. The Fund’s total market value of the security at June 30, 2011, is $3,881,250, representing 0.6% of the Fund’s net assets.

[6]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. The value shown for this security is a Fair Value price as determined under procedures approved by the Fund’s Board of Trustees. Illiquid securities at June 30, 2011, amounted to $3,881,250, or 0.6% of net assets.

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of June 30, 2011: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
TimesSquare Small Cap Growth
Investments in Securities
Common Stocks†	$665,722,557	—	—	$665,722,557
Common Stocks - Restricted	—	—	$3,881,250	3,881,250
Warrants	—	—	1,695,000	1,695,000
Short-Term Investments	34,359,921	$942,182	—	35,302,103

Total Investments in Securities	$700,082,478	$942,182	$5,576,250	$706,600,910

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
TimesSquare Mid Cap Growth
Investments in Securities
Common Stocks†	$1,591,218,379	—	—	$1,591,218,379
Short-Term Investments	65,090,212	$1,331,011	—	66,421,223

Total Investments in Securities	$1,656,308,591	$1,331,011	—	$1,657,639,602

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of June 30, 2011, the Fund had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

9

Notes to Schedules of Portfolio Investments (continued)

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2011:

Significant Unobservable Inputs Level 3
TimesSquare Small Cap Growth
Balance as of December 31, 2010	$3,881,250
Accrued discounts (premiums)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1,695,000
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—

Balance as of June 30, 2011	$5,576,250

The accompanying notes are an integral part of these financial statements.

10

Statements of Assets and Liabilities June 30, 2011 (unaudited)

	TimesSquare Small Cap Growth Fund	TimesSquare Mid Cap Growth Fund
Assets:
Investments at value* (including securities on loan valued at $17,933,914 and $19,931,691, respectively)	$706,600,910	$1,657,639,602
Receivable for investments sold	2,975,170	6,871,060
Receivable for Fund shares sold	4,715,107	1,748,853
Dividends and other receivables	345,050	705,422
Receivable from affiliate	5,522	—
Prepaid expenses	34,271	57,946
Total assets	714,676,030	1,667,022,883
Liabilities:
Payable upon return of securities loaned	18,316,317	20,108,438
Payable for investments purchased	370,681	6,889,420
Payable for Fund shares purchased	4,770,844	1,716,774
Accrued expenses:
Investment management and advisory fees	550,837	1,316,632
Other	140,761	368,428
Total liabilities	24,149,440	30,399,692

Net Assets	$690,526,590	$1,636,623,191
Institutional Class Shares:
Net Assets	$474,041,686	$981,706,908
Shares outstanding	33,205,486	65,420,531
Net asset value, offering and redemption price per share	$14.28	$15.01
Premier Class Shares:
Net Assets	$216,484,904	$654,916,283
Shares outstanding	15,354,504	44,044,928
Net asset value, offering and redemption price per share	$14.10	$14.87
Net Assets Represent:
Paid-in capital	$496,527,595	$1,243,636,045
Undistributed net investment loss	(1,994,681)	(2,932,010)
Accumulated net realized gain from investments	17,086,288	11,708,195
Net unrealized appreciation of investments	178,907,388	384,210,961
Net Assets	$690,526,590	$1,636,623,191
* Investments at cost	$527,693,522	$1,273,428,641

The accompanying notes are an integral part of these financial statements.
11

Statements of Operations For the six months ended June 30, 2011 (unaudited)

	TimesSquare Small Cap Growth Fund	TimesSquare Mid Cap Growth Fund
Investment Income:
Dividend income	$1,299,313	$6,161,342
Interest income	1,755	560
Foreign withholding tax	—	(53,786)
Securities lending fees	221,314	32,900
Total investment income	1,522,382	6,141,016
Expenses:
Investment management and advisory fees	3,310,498	7,973,420
Shareholder servicing fees - Premier Class	112,443	639,551
Professional fees	52,799	107,695
Custodian	44,504	101,413
Transfer agent	26,406	84,383
Trustees fees and expenses	23,359	57,530
Registration fees	16,517	31,372
Reports to shareholders	13,897	99,636
Miscellaneous	14,824	33,866
Total expenses before expense offsets	3,615,247	9,128,866
Expense reimbursements	(26,492)	—
Expense reductions	(71,692)	(54,597)
Expense waivers	—	(1,243)
Net expenses	3,517,063	9,073,026
Net investment loss	(1,994,681)	(2,932,010)
Net Realized and Unrealized Gain:
Net realized gain on investments	51,349,913	77,359,266
Net change in unrealized appreciation of investments	11,828,406	30,892,253
Net realized and unrealized gain	63,178,319	108,251,519
Net increase in net assets resulting from operations	$61,183,638	$105,319,509

The accompanying notes are an integral part of these financial statements.
12

Statements of Changes in Net Assets For the six months ended June 30, 2011 (unaudited) and for the year ended December 31, 2010

	TimesSquare Small Cap Growth		TimesSquare Mid Cap Growth
	2011	2010	2011	2010
Increase (Decrease) in Net Assets From Operations:
Net investment loss	($1,994,681)	($2,984,434)	($2,932,010)	($5,331,360)
Net realized gain on investments	51,349,913	66,174,987	77,359,266	77,744,659
Net change in unrealized appreciation of investments	11,828,406	72,709,600	30,892,253	161,649,025
Net increase in net assets resulting from operations	61,183,638	135,900,153	105,319,509	234,062,324
From Capital Share Transactions:
Proceeds from sale of shares	86,055,812	126,953,552	246,887,867	469,480,626
Cost of shares repurchased	(75,411,504)	(195,761,682)	(239,264,823)	(429,361,998)
Net increase (decrease) from capital share transactions	10,644,308	(68,808,130)	7,623,044	40,118,628

Total increase in net asssets	71,827,946	67,092,023	112,942,553	274,180,952
Net Assets:
Beginning of period	618,698,644	551,606,621	1,523,680,638	1,249,499,686
End of period	$690,526,590	$618,698,644	$1,636,623,191	$1,523,680,638
End of period undistributed net investment income loss	($1,994,681)	—	($2,932,010)	—

The accompanying notes are an integral part of these financial statements.
13

TimesSquare Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2011	For the year ended December 31,
Institutional Class	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$13.01	$10.22	$7.53	$11.64	$12.42	$12.08
Income from Investment Operations:
Net investment loss	(0.04)[3]	(0.05)[3]	(0.02)[3]	(0.04)[3]	(0.03)[3]	(0.04)[3]
Net realized and unrealized gain (loss) on investments	1.31 [3]	2.84 [3]	2.71 [3]	(3.73)[3]	1.32 [3]	2.03 [3]
Total from investment operations	1.27	2.79	2.69	(3.77)	1.29	1.99
Less Distributions to Shareholders from:
Net realized gain on investments	—	—	—	(0.34)	(2.07)	(1.65)
Net Asset Value End of Period	$14.28	$13.01	$10.22	$7.53	$11.64	$12.42
Total Return [1]	9.76%[4]	27.30%	35.72%	(32.28)%	10.00%	16.49%
Ratio of net expenses to average net assets	1.03%[5]	1.03%	1.03%	1.04%	1.04%	1.03%
Ratio of net investment loss to average net assets [1]	(0.57)%[5]	(0.51)%	(0.20)%	(0.36)%	(0.22)%	(0.31)%
Portfolio turnover	27%[4]	56%	65%	62%	82%	62%
Net assets at end of period (000’s omitted)	$474,042	$438,500	$412,270	$339,078	$500,809	$465,142

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.06%[5]	1.07%	1.09%	1.08%	1.07%	1.07%
Ratio of net investment loss to average net assets	(0.60)%[5]	(0.55)%	(0.26)%	(0.41)%	(0.25)%	(0.35)%

	For the six months ended June 30, 2011	For the year ended December 31,
Premier Class	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.86	$10.11	$7.46	$11.53	$12.32	$12.00
Income from Investment Operations:
Net investment loss	(0.05)[3]	(0.06)[3]	(0.03)[3]	(0.04)[3]	(0.04)[3]	(0.05)[3]
Net realized and unrealized gain (loss) on investments	1.29 [3]	2.81 [3]	2.68 [3]	(3.70)[3]	1.30 [3]	2.02 [3]
Total from investment operations	1.24	2.75	2.65	(3.74)	1.26	1.97
Less Distributions to Shareholders from:
Net realized gain on investments	—	—	—	(0.33)	(2.05)	(1.65)
Net Asset Value End of Period	$14.10	$12.86	$10.11	$7.46	$11.53	$12.32
Total Return [1]	9.64%[4]	27.20%	35.52%	(32.27)%	9.84%	16.44%
Ratio of net expenses to average net assets	1.14%[5]	1.14%	1.14%	1.11%	1.14%	1.10%
Ratio of net investment loss to average net assets [1]	(0.68)%[5]	(0.62)%	(0.31)%	(0.44)%	(0.33)%	(0.38)%
Portfolio turnover	27%[4]	56%	65%	62%	82%	62%
Net assets at end of period (000’s omitted)	$216,485	$180,199	$139,337	$106,556	$162,479	$177,302

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.17%[5]	1.18%	1.20%	1.16%	1.17%	1.14%
Ratio of net investment loss to average net assets	(0.71)%[5]	(0.66)%	(0.37)%	(0.48)%	(0.36)%	(0.42)%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.
[4]	Not Annualized.
[5]	Annualized.

14

TimesSquare Mid Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2011	For the year ended December 31,
Institutional Class	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$14.04	$11.88	$8.67	$13.26	$12.79	$11.06
Income from Investment Operations:
Net investment income (loss)	(0.02)[3]	(0.04)[3]	(0.02)[3]	0.00 [3,4]	0.05	0.00 [3,4]
Net realized and unrealized gain (loss) on investments	0.99 [3]	2.20 [3]	3.23 [3]	(4.50)[3]	1.25	1.92 [3]
Total from investment operations	0.97	2.16	3.21	(4.50)	1.30	1.92
Less Distributions to Shareholders from:
Net investment income	—	—	—	(0.00)[4]	(0.04)	(0.00)[4]
Net realized gain on investments	—	—	—	(0.09)	(0.79)	(0.19)
Total distribution to shareholders	—	—	—	(0.09)	(0.83)	(0.19)
Net Asset Value End of Period	$15.01	$14.04	$11.88	$8.67	$13.26	$12.79
Total Return [1]	6.91%[6]	18.18%	37.02%	(33.91)%	10.11%	17.39%
Ratio of net expenses to average net assets	1.06%[7]	1.06%	1.10%	1.08%	1.03%	1.12%
Ratio of net investment income (loss) to average net assets [1]	(0.29)%[7]	(0.30)%	(0.25)%	(0.04)%	0.35%	0.02%
Portfolio turnover	29%[6]	57%	55%	62%	67%	49%
Net assets at end of period (000’s omitted)	$981,707	$923,687	$678,956	$344,189	$389,075	$205,290

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.06%[7]	1.08%	1.11%	1.09%	1.08%	1.16%
Ratio of net investment income (loss) to average net assests	(0.29)%[7]	(0.32)%	(0.26)%	(0.06)%	0.30%	(0.02)%

15

TimesSquare Mid Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2011	For the year ended December 31,
Premier Class	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$13.92	$11.81	$8.64	$13.23	$12.76	$11.03
Income from Investment Operations:
Net investment income (loss)	(0.04)[3]	(0.06)[3]	(0.04)[3]	(0.03)[3]	0.02	(0.01)[3]
Net realized and unrealized gain (loss) on investments	0.99 [3]	2.17 [3]	3.21 [3]	(4.47)[3]	1.26	1.93 [3]
Total from investment operations	0.95	2.11	3.17	(4.50)	1.28	1.92
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	(0.02)	(0.00)[4]
Net realized gain on investments	—	—	—	(0.09)	(0.79)	(0.19)
Total distribution to shareholders	—	—	—	(0.09)	(0.81)	(0.19)
Net Asset Value End of Period	$14.87	$13.92	$11.81	$8.64	$13.23	$12.76
Total Return [1]	6.82%[6]	17.87%[5]	36.69%[5]	(33.96)%	9.95%[5]	17.44%
Ratio of net expenses to average net assets	1.26%[7]	1.26%	1.30%	1.29%	1.19%	1.23%
Ratio of net investment income (loss) to average net assets [1]	(0.49)%[7]	(0.50)%	(0.45)%	(0.26)%	0.17%	(0.06)%
Portfolio turnover	29%[6]	57%	55%	62%	67%	49%
Net assets at end of period (000’s omitted)	$654,916	$599,994	$570,544	$281,199	$212,778	$106,329

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.26%[7]	1.28%	1.31%	1.30%	1.24%	1.27%
Ratio of net investment income (loss) to average net assests	(0.49)%[7]	(0.52)%	(0.46)%	(0.27)%	0.12%	(0.11)%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.
[4]	Rounds to less than $0.01 per share.
[5]	The Total Return is based on the Financial Statement Net Asset Values as shown.
[6]	Not Annualized.
[7]	Annualized.

16

Notes to Financial Statements June 30, 2011 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds: TimesSquare Small Cap Growth Fund (“Small Cap”) and TimesSquare Mid Cap Growth Fund (“Mid Cap”), each a “Fund” and collectively the “Funds.”

The Funds offer both Institutional and Premier Class shares. Institutional shares, which are designed primarily for institutional investors that meet certain administrative and servicing criteria, have a higher minimum initial investment than Premier shares. Premier shares are offered to all other investors. Each class represents an interest in the same assets of the Funds and the classes are identical except for class specific expenses related to shareholder activity. Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”). Under certain circumstances, the value of certain Fund investments may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board. Each Fund may use the fair value of a portfolio security to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. In accordance with procedures approved by the Board, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Funds’ fair value procedures.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

U.S. GAAP define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

17

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized as follows:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs) The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Additional expenses to the Premier Class shares include payments to third parties who maintain omnibus accounts; these payments to third parties represent shareholder recordkeeping services and are expected not to exceed 0.20% of each Fund’s Premier Class average daily net assets. The actual expense and the impact on the expense ratios for the six months ended June 30, 2011 was $112,443, or 0.11%, for Small Cap - Premier Class and $639,551, or 0.20%, for Mid Cap - Premier Class.

The Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, who paid a portion of such Funds’ expenses. For the six months ended June 30, 2011, under these arrangements the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were as follows: Small Cap - $71,402 or 0.02%, and Mid Cap - $53,901 or 0.00%. The Funds have a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce the custody expense that would otherwise be charged to each Fund. For the six months ended June 30, 2011, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2011, the Funds did not incur overdraft fees.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., (formerly PNC Global Investment Servicing (U.S.) Inc.), whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2011, each Fund’s portion of the transfer agent expense was reduced as follows: Small Cap - $290, and Mid Cap - $696.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund has made in the JPMorgan Liquid Assets Money Market Fund – Capital Shares. For the six months ended June 30, 2011, the management fee was reduced as follows: Small Cap - $0, and Mid Cap - $1,243.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

18

Notes to Financial Statements (continued)

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2007-2010), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Loss Carryovers

As of June 30, 2011, the Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires December 31,
TimesSquare Small Cap	$25,024,305	2017
TimesSquare Mid Cap	$33,002,959	2017

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value, for each Fund. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2011, certain shareholders and omnibus shareholder accounts individually held greater than 10% of the outstanding shares of the Funds as follows: Small Cap – one account owns 12%; Mid Cap – one account owns 22%. Transactions by these shareholders may have a material impact on their respective Funds. Capital share transactions for each class of shares were as follows:

	For the six months ended June 30, 2011		For the year ended December 31, 2010
	Shares	Amount	Shares	Amount
TimesSquare Small Cap Growth Fund
Institutional Shares:
Proceeds from sale of shares	3,846,438	$52,242,673	8,144,032	$86,455,378
Cost of shares repurchased	(4,334,650)	(59,870,782)	(14,770,418)	(158,117,791)

Net decrease - Institutional Shares	(488,212)	($7,628,109)	(6,626,386)	($71,662,413)

Premier Shares:
Proceeds from sale of shares	2,486,858	$33,813,139	3,790,265	$40,498,174
Cost of shares repurchased	(1,144,513)	(15,540,722)	(3,553,909)	(37,643,891)

Net increase - Premier Shares	1,342,345	$18,272,417	236,356	$2,854,283

TimesSquare Mid Cap Growth Fund
Institutional Shares:
Proceeds from sale of shares	8,460,271	$149,652,927	25,128,515	$315,160,401
Cost of shares repurchased	(8,841,059)	(130,830,693)	(16,487,522)	(205,363,956)

Net increase (decrease) - Institutional Shares	(380,788)	$18,822,234	8,640,993	$109,796,445

Premier Shares:
Proceeds from sale of shares	8,433,206	$97,234,940	12,706,187	$154,320,225
Cost of shares repurchased	(7,480,408)	(108,434,130)	(17,944,347)	(223,998,042)

Net increase (decrease) - Premier Shares	952,798	($11,199,190)	(5,238,160)	($69,677,817)

19

Notes to Financial Statements (continued)

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Investment Manager selects subadvisors for the Funds (subject to Trustee approval) and monitors each subadvisor’s investment programs and results. Each Fund’s investment portfolio is managed by TimesSquare Capital Management, LLC (“TimesSquare”), who serves pursuant to a Subadvisory Agreement with the Investment Manager. AMG indirectly owns a majority interest in TimesSquare.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2011, the annual investment management fee rates, as a percentage of average daily net assets, were as follows: Small Cap - 1.00% and Mid Cap - 1.00%. Under the Investment Management Agreements with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and TimesSquare, TimesSquare reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

The Investment Manager has contractually agreed, through at least May 1 , 2012, to waive management fees and/ or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to the following percentages of each Fund’s average daily net assets: Small Cap Institutional Class – 1.05%, Small Cap Premier Class – 1.25%, Mid Cap Institutional Class – 1.19% and Mid Cap Premier Class – 1.39%.

The Funds are obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause each Fund’s total annual operating expenses in any such future year to exceed that Fund’s respective expense cap. For the six months ended June 30, 2011, each Fund’s components of reimbursement are detailed in the following chart:

	TimesSquare Small Cap	TimesSquare Mid Cap
Reimbursement Available - 12/31/10	$467,020	—
Additional Reimbursements	26,492	—
Repayments	—	—
Expired Reimbursements	(55,535)	—

Reimbursement Available - 06/30/11	$437,977	—

Effective January 1, 2011, the aggregate annual retainer paid to each Independent Trustee is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. (Prior to January 1, 2011, the aggregate annual retainer paid to each Independent Trustee was $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts received an additional payment of $15,000 per year. The Chairman of the Audit Committee received an additional payment of $5,000 per year.) The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2011, the following Funds lent to other Managers Funds: Small Cap lent varying amounts up to $12,684,491 for 6 days earning interest of $1,755; Mid Cap lent $3,619,005 for 6 days earning interest of $560. The interest amounts are included in the Statement of Operations as interest income. For the same period, the Funds did not borrow from other Managers Funds.

3.	Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2011, for Small Cap were $189,402,267 and $174,326,080 and for Mid Cap were $457,579,457 and $469,001,857, respectively. There were no purchases or sales of U.S. Government obligations for either Fund.

20

Notes to Financial Statements (continued)

4.	Portfolio Securities Loaned

The Funds participates in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

Effective August 2, 2010, the Trust, on behalf of each applicable Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the BNY Institutional Cash Reserves Fund (the “ICRF”), pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is fair valuing its position in the ICRF daily. Each Fund’s position, if any, in the separate sleeve of the ICRF is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Appreciation on the Statement of Assets and Liabilities and Statement of Operations.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6.	New Accounting Standards

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

7.	Subsequent Events

The Funds have determined that no additional material events or transactions occurred through the issuance of the Funds’ financial statements, which require additional disclosure in or adjustment of the Funds’ financial statements.

21

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 9-10, 2011, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the TimesSquare Mid Cap Growth Fund and the TimesSquare Small Cap Growth Fund (each a “Fund”) and the Subadvisory Agreement with the Subadvisor with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each a “Peer Group”), performance information for the relevant benchmark index for each Fund (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 9-10, 2011, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain an expense limitation for each Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

With respect to the TimesSquare Mid Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year, 3-year and 5-year periods ended March 31, 2011 was below, above and above, respectively, the median performance for the Peer Group and below, above and above, respectively, the performance of the Fund Benchmark, the Russell Midcap Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the impact of current market conditions on the Fund’s relative underperformance over the short-term period, and noted the Fund’s strong performance over the longer-term periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to the TimesSquare Small Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance (all share classes) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2011 was above the median performance for the Peer Group and above the performance of the Fund Benchmark, the Russell 2000 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance. The Trustees concluded that the Fund’s performance has been satisfactory.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor.

22

Annual Renewal of Investment Advisory Agreements (continued)

The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor with respect to each Fund, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from each Fund. The Trustees also noted management’s discussion of the current asset level of each Fund, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the current asset level of the Funds and the undertaking by the Investment Manager to maintain expense limitations for the Funds. The Board also took into account management’s discussion of the current advisory fee structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Subadvisor regarding the cost to the Subadvisor of providing subadvisory services to each Fund and the resulting profitability from the relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, such profitability might be directly or indirectly shared by the Investment Manager.

The Trustees noted the current asset level of the Funds and the undertaking by the Investment Manager to maintain an expense limitation for each Fund. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund were not material factors in the Trustees’ deliberations at this time. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Funds by the Subadvisor to be a material factor in their considerations at this time.

With respect to the TimesSquare Mid Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2012, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.19% for Institutional Class shares and 1.39% for Premier Class shares. The Trustees took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

With respect to the TimesSquare Small Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2012, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.05% for Institutional Class shares and 1.25% for Premier Class shares. The Trustees took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreements and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 9-10, 2011, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements (as applicable) for each Fund.

23

Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Subadvisor

TimesSquare Capital Management LLC

1177 Avenue of the Americas, 39th Floor

New York, NY 10036

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Jack W. Aber

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS		BALANCED FUNDS
CADENCE CAPITAL APPRECIATION	INTERNATIONAL EQUITY	CHICAGO EQUITY PARTNERS BALANCED
CADENCE FOCUSED GROWTH	AllianceBernstein L.P.	Chicago Equity Partners, LLC
CADENCE MID-CAP	Lazard Asset Management, LLC
CADENCE EMERGING COMPANIES	Martin Currie Inc.	ALTERNATIVE FUNDS
Cadence Capital Management, LLC
	REAL ESTATE SECURITIES	FQ GLOBAL ALTERNATIVES
CHICAGO EQUITY PARTNERS MID-CAP	Urdang Securities Management, Inc.	FQ GLOBAL ESSENTIALS
Chicago Equity Partners, LLC		First Quadrant, L.P.
RENAISSANCE LARGE CAP GROWTH
EMERGING MARKETS EQUITY	Renaissance Group LLC	INCOME FUNDS

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

SKYLINE SPECIAL EQUITIES PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers AMG

June 30, 2011

Skyline Special Equities Portfolio

SAR018-0611

Managers AMG

Skyline Special Equities Portfolio

Semi-Annual Report — June 30, 2011 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	3

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	6
Fund’s balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	7
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statement of Changes in Net Assets	8
Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	9
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	10
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT	14

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2011	Expense Ratio for the Period	Beginning Account Value 01/01/2011	Ending Account Value 06/30/2011	Expenses Paid During the Period*
Skyline Special Equities Portfolio
Based on Actual Fund Return	1.32%	$1,000	$1,040	$6.68
Based on Hypothetical 5% Annual Return	1.32%	$1,000	$1,018	$6.61

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1

Skyline Special Equities Portfolio Performance

All periods ended June 30, 2011 (unaudited)

Average Annual Total Returns[1]	Six Months	One Year	Five Years	Ten Years
Skyline Special Equities Portfolio[2,6]	4.01%	35.15%	3.43%[7]	8.17%[7]
Russell 2000® Value Index[3,5]	3.77%	31.35%	2.24%	7.53%
Russell 2000® Index[4,5]	6.21%	37.41%	4.08%	6.27%

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

The Russell 2000® Index and Russell 2000® Value Index are trademarks of Russell Investments. Russell® is a trademark of Russell Investments.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are the average annual return. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2011. All returns are in U.S. dollars($).

[2]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[3]	The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price to book ratios and lower forecasted growth values.

[4]

The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index of the 3,000 largest U.S. companies as measured by market capitalization, and is widely regarded in the industry as the premier measure of small-cap stock performance.

[5]	Unlike the Fund, the Russell 2000® Value Index and Russell 2000® Index are unmanaged, are not available for investment, and do not incur expenses.

[6]	Fund for which, from time to time, the advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[7]

Effective after the close of business on December 31, 2007, the Fund was reorganized into the Skyline Special Equities Portfolio, a series of Managers AMG Funds. The returns shown include the performance of the predecessor Fund.

Not FDIC insured, nor bank guaranteed. May lose value.

2

Skyline Special Equities Portfolio

Fund Snapshots

June 30, 2011 (unaudited)

Portfolio Breakdown

Industry	Skyline Special Equities Portfolio**	Russell 2000® Value Index	Russell 2000® Index
Industrials	28.9%	15.3%	15.5%
Consumer Discretionary	18.8%	11.9%	13.3%
Financials	18.4%	34.2%	20.6%
Information Technology	17.0%	12.1%	18.5%
Health Care	5.9%	5.7%	12.5%
Materials	4.2%	5.3%	5.0%
Energy	2.3%	5.4%	7.0%
Utilities	1.6%	6.4%	3.2%
Telecommunication Services	0.5%	0.8%	1.1%
Consumer Staples	0.0%	2.9%	3.3%
Other Assets and Liabilities	2.4%	0.0%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
GP Strategies Corp.	2.4%
Asbury Automotive Group *	2.4
Reinsurance Group of America, Inc.*	2.2
CRA International, Inc.	2.1
Triumph Group, Inc.*	2.1
Jos. A. Bank Clothiers, Inc.*	2.0
Monotype Imaging Holdings, Inc.	2.0
Teleflex, Inc.	1.7
General Cable Corp.	1.7
Kennametal, Inc.*	1.7

Top Ten as a Group	20.3%

*	Top Ten Holding at December 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

3

Skyline Special Equities Portfolio

Schedule of Portfolio Investments

June 30, 2011 (unaudited)

	Shares		Value
Common Stocks - 97.6%
Consumer Discretionary - 18.8%
Asbury Automotive Group, Inc.*	281,257		$5,211,692
Ascena Retail Group, Inc.*	99,600		3,391,380
Big 5 Sporting Goods Corp.	62,322		489,851
Big Lots, Inc.*	94,100		3,119,415
Drew Industries, Inc.*	101,800		2,516,496
Group 1 Automotive, Inc.	70,300		2,894,954
Jos. A. Bank Clothiers, Inc.*	88,709		4,436,337
La-Z-Boy, Inc.*	233,700		2,306,619
Modine Manufacturing Co.*	175,300		2,694,361
Signet Jewelers, Ltd.*	63,800		2,986,478
Tower International, Inc.*	127,700	[2]	2,259,013
Valassis Communications, Inc.*	110,400		3,345,120
Warnaco Group, Inc., The*	51,900		2,711,775
Winnebago Industries, Inc.*	279,500		2,699,970
Total Consumer Discretionary			41,063,461
Energy - 2.3%
Bristow Group, Inc.*	59,500		3,035,690
Energy Partners, Ltd.*	140,600		2,082,286
Total Energy			5,117,976
Financials - 18.4%
Aspen Insurance Holdings, Ltd.	65,973		1,697,485
Berkshire Hills Bancorp, Inc.	118,012	[2]	2,642,289
Columbia Banking System, Inc.	130,900		2,254,098
Delphi Financial Group, Inc., Class A	116,929		3,415,496
First Financial Bancorp	207,700		3,466,513
Hanover Insurance Group, Inc.	90,900		3,427,839
Hudson Valley Holding Corp.	121,200		2,340,372
MB Financial, Inc.	153,600		2,955,264
Ocwen Financial Corp.*	238,000		3,036,880
Park Sterling Bank*	441,400		2,189,344
Reinsurance Group of America, Inc.	80,047		4,871,660
Sabra Health Care REIT, Inc.	115,766		1,934,450
Symetra Financial Corp.	249,900		3,356,157
Validus Holdings, Ltd.	80,100		2,479,095
Total Financials			40,066,942
Health Care - 5.9%
Charles River Laboratories International, Inc.*	31,900		1,296,735
Health Management Associates, Inc., Class A*	217,500		2,344,650
Pharmaceutical Product Development, Inc.	125,400		3,365,736

	Shares		Value
Sirona Dental Systems, Inc.*	41,100		$2,182,410
Teleflex, Inc.	59,950		3,660,547
Total Health Care			12,850,078
Industrials - 28.9%
A.O. Smith Corp.	57,300		2,423,790
CAI International, Inc.*	74,720		1,543,715
CBIZ, Inc.*	435,975		3,208,776
Columbus McKinnon Corp.*	193,650		3,477,954
CRA International, Inc.*	172,019		4,659,995
Douglas Dynamics, Inc.	142,773		2,254,386
EnPro Industries, Inc.*	46,900		2,254,483
Generac Holdings, Inc.*	110,176		2,137,415
General Cable Corp.*	85,921	[2]	3,658,516
GP Strategies Corp.*	386,206		5,275,574
Huron Consulting Group, Inc.*	69,100		2,087,511
Insperity, Inc.	81,946		2,426,421
Kennametal, Inc.	85,500		3,608,955
McGrath RentCorp	120,000		3,369,600
Meritor, Inc.*	157,683		2,529,235
SFN Group, Inc.*	256,400		2,330,676
Swift Transportation Co.*	256,400	[2]	3,474,220
Textainer Group Holdings, Ltd.	80,100	[2]	2,462,274
Triumph Group, Inc.	45,300		4,510,974
United Rentals, Inc.*	80,100		2,034,540
Watts Water Technologies, Inc.	95,200		3,371,032
Total Industrials			63,100,042
Information Technology - 17.0%
Anixter International, Inc.	35,700		2,332,638
Benchmark Electronics, Inc.*	196,389		3,240,418
Black Box Corp.	74,662		2,334,681
CoreLogic, Inc.*	180,700		3,019,497
Intermec, Inc.*	176,300		1,946,352
Monotype Imaging Holdings, Inc.*	305,100		4,311,063
NeuStar, Inc., Class A*	103,900		2,722,180
ON Semiconductor Corp.*	305,825		3,201,988
RF Micro Devices, Inc.*	365,700		2,238,084
Rudolph Technologies, Inc.*	174,200		1,865,682
Sanmina-SCI Corp.*	170,900		1,765,397
SYNNEX Corp.*	89,754		2,845,202
TNS, Inc.*	178,500		2,963,100
Virtusa Corp.*	125,901		2,385,824
Total Information Technology			37,172,106

The accompanying notes are an integral part of these financial statements.

4

Skyline Special Equities Portfolio

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 4.2%
A. Schulman, Inc.	122,300	$3,080,737
Quaker Chemical Corp.	82,200	3,535,422
Solutia, Inc.*	112,500	2,570,625
Total Materials		9,186,784
Telecommunication Services - 0.5%
NTELOS Holdings Corp.	48,400	988,328
Utilities - 1.6%
NV Energy, Inc.	224,000	3,438,400
Total Common Stocks (cost $166,542,622)		212,984,117

	Shares	Value
Short-Term Investments - 4.7%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,4]	426,826	$341,078
BNY Mellon Overnight Government Fund, 0.08%[3]	4,966,268	4,966,268
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	4,861,117	4,861,117
Total Short-Term Investments (cost $10,254,211)		10,168,463
Total Investments - 102.3% (cost $176,796,833)		223,152,580
Other Assets, less Liabilities - (2.3)%		5,079,546
Net Assets - 100.0%		$218,073,034

Note: Based on the approximate cost of investments of $179,165,665 for Federal income tax purposes at June 30, 2011, the aggregate gross unrealized appreciation and depreciation were $49,765,104 and $5,778,189, respectively, resulting in net unrealized appreciation of investments of $43,986,915.

*	Non-income-producing securities.
[1]

Yield shown for each investment company listed represents its June 30, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of June 30, 2011, amounting to a market value of $5,371,791, or 2.5% of net assets.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being fair valued daily. (See Note 4 in the Notes to Financial Statements.)

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of June 30, 2011. (See Note 1(a) in the Notes to Financial Statements.)

	Level 1	Level 2	Level 3	Total
Skyline Special Equities Portfolio
Investments in Securities
Common Stocks †	$212,984,117	—	—	$212,984,117
Short-Term Investments	9,827,385	$341,078	—	10,168,463

Total Investments in Securities	$222,811,502	$341,078	—	$223,152,580

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of June 30, 2011, the Fund had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

Investment Definitions and Abbreviations:

REIT:     Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

5

Skyline Special Equities Portfolio Statement of Assets and Liabilities June 30, 2011 (unaudited)

Assets:
Investments at value (including securities on loan valued at $5,371,791)*	$223,152,580
Receivable for investments sold	718,204
Receivable for Fund shares sold	34,581
Dividends, interest and other receivables	31,211
Receivable from affiliate	31,460
Prepaid expenses	16,725
Other assets	90,851
Total assets	224,075,612
Liabilities:
Payable upon return of securities loaned	5,393,094
Payable for Fund shares repurchased	197,980
Accrued expenses:
Investment management and advisory fees	157,538
Administrative fees	43,760
Trustees deferred compensation	90,851
Other	119,355
Total liabilities	6,002,578

Net Assets	$218,073,034
Shares outstanding	9,343,403
Net asset value, offering and redemption price per share	$23.34
Net Assets Represent:
Paid-in capital	$230,898,619
Undistributed net investment loss	(619,743)
Accumulated net realized loss from investments	(58,561,589)
Net unrealized appreciation of investments	46,355,747
Net Assets	$218,073,034
* Investments at cost	$176,796,833

The accompanying notes are an integral part of these financial statements.
6

Skyline Special Equities Portfolio Statement of Operations For the six months ended June 30, 2011 (unaudited)

Investment Income:
Dividend income	$944,145
Interest income	789
Securities lending fees	3,036
Total investment income	947,970
Expenses:
Investment management and advisory fees	1,028,563
Adminstrative fees	285,712
Transfer agent	314,194
Professional fees	25,304
Custodian	17,455
Reports to shareholders	15,474
Registration fees	11,393
Trustees fees and expenses	8,039
Miscellaneous	6,365
Total expenses before offsets	1,712,499
Expense reimbursements	(203,842)
Expense reductions	(98)
Net expenses	1,508,559

Net investment loss	(560,589)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	20,094,659
Net change in unrealized depreciation of investments	(10,575,654)
Net realized and unrealized gain	9,519,005

Net increase in net assets resulting from operations	$8,958,416

The accompanying notes are an integral part of these financial statements.
7

Skyline Special Equities Portfolio Statement of Changes in Net Assets For the six months ended June 30, 2011 (unaudited) and for the year ended December 31, 2010

	2011	2010
Increase (Decrease) in Net Assets From Operations:
Net investment loss	($560,589)	($1,129,137)
Net realized gain on investments	20,094,659	27,652,929
Net change in unrealized appreciation (depreciation) of investments	(10,575,654)	20,759,449
Net increase in net assets resulting from operations	8,958,416	47,283,241
From Capital Share Transactions:
Proceeds from sale of shares	7,320,291	31,012,708
Cost of shares repurchased	(23,109,000)	(106,199,907)
Net decrease from capital share transactions	(15,788,709)	(75,187,199)

Total decrease in net assets	(6,830,293)	(27,903,958)
Net Assets:
Beginning of period	224,903,327	252,807,285
End of period	$218,073,034	$224,903,327
End of period undistributed net investment loss	($619,743)	($59,154)

Share Transactions:
Proceeds from sale of shares	314,504	1,606,730
Cost of shares repurchased	(990,647)	(5,789,508)
Net decrease in shares	(676,143)	(4,182,778)

The accompanying notes are an integral part of these financial statements.
8

Skyline Special Equities Portfolio

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2011 (unaudited)
		For the year ended December 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$22.45	$17.80	$11.65	$19.54	$25.99	$25.43
Income from Investment Operations:
Net investment loss	(0.06)	(0.09)[4]	(0.06)[4]	(0.03)[4]	(0.00)[2]	(0.09)
Net realized and unrealized gain (loss) on investments	0.95	4.74 [4]	6.21 [4]	(7.82)[4]	(2.57)	4.86
Total from investment operations	0.89	4.65	6.15	(7.85)	(2.57)	4.77
Less Distributions to Shareholders from:
Net realized gain on investments	—	—	—	(0.04)	(3.88)	(4.21)
Net Asset Value, End of Period	$23.34	$22.45	$17.80	$11.65	$19.54	$25.99
Total Return[1]	3.96%[5,6]	26.12%[5]	52.79%	(40.15)%	(9.91)%	18.71%
Ratio of net expenses to average net assets	1.32%[7]	1.32%	1.32%	1.32%	1.37%	1.44%
Ratio of net investment loss to average net assets[1]	(0.49)%[7]	(0.50)%	(0.47)%	(0.16)%	(0.02)%	(0.33)%
Portfolio turnover	26%[6]	48%	61%	47%	52%	68%
Net assets at end of period (000’s omitted)	$218,073	$224,903	$252,807	$186,189	$428,691	$566,023

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.50%[7]	1.52%	1.53%	1.54%	1.47%	1.47%
Ratio of net investment loss to average net assets	(0.67)%[7]	(0.70)%	(0.68)%	(0.38)%	(0.12)%	(0.36)%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.) Expense reductions began in 2006.
[2]	Rounds to less than $0.01 per share.
[3]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[4]	Per share numbers have been calculated using average shares.
[5]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[6]	Not Annualized.
[7]	Annualized.

9

Notes to Financial Statements

June 30, 2011 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Skyline Special Equities Portfolio (the “Fund”).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”). Under certain circumstances, the value of certain investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Fund may use the fair value of a portfolio security to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Investment Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time the Fund’s NAV is calculated.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

U.S. GAAP define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments

10

Notes to Financial Statements (continued)

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” agreement with The Bank of New York Mellon (“BNYM”) the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce the custody expense that would otherwise be charged to the Fund. For the six months ended June 30, 2011, the custodian expense was not reduced.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., (formerly PNC Global Investment Servicing (U.S.) Inc.), whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2011, the transfer agent expense was reduced by $98.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2011, the Fund did not incur any overdraft fees.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITS, and equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2007-2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Loss Carryovers

As of June 30, 2011, the Fund had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Capital Loss Carryover	Amount	Expires December 31,
	$7,717,911	2016
	68,569,506	2017

Total	$76,287,417

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

11

Notes to Financial Statements (continued)

At June 30, 2011, certain unaffiliated shareholders of record, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund as follows: two collectively own 48%. Transactions by these shareholders may have a material impact on the Fund.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Fund’s investment portfolio is managed by Skyline Asset Management, L.P. (“Skyline”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and Skyline.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2011, the annual investment management fee rate, as a percentage of average daily net assets was 0.90%. The Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisors, that advise or act as an intermediary with the Fund’s shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% of average net assets per annum.

The Investment Manager has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest, shareholder servicing fees, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to 1.32% of the Fund’s average daily net assets.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated expense limitation percentage of the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund’s components of reimbursement are detailed in the following chart:

Reimbursement Available - 12/31/10	$1,526,762
Additional Reimbursements	203,842
Repayments	—
Expired Reimbursements	(383,407)

Reimbursement Available - 06/30/11	$1,347,197

Effective January 1, 2011 the aggregate annual retainer paid to each Independent Trustee is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. (Prior to January 1, 2011, the aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts received an additional payment of $15,000 per year. The Chairman of the Audit Committee received an additional payment of $5,000 per year.) The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represent the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Prior to December 31, 2007, the Predecessor Fund provided a deferred compensation plan for its Trustees who are not officers, limited partners or shareholders of limited partners of the Advisor. Under the deferred compensation plan, Trustees could elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, represented an unfunded obligation of the Fund, and to the extent permitted by the Investment Company Act of 1940, as amended, may be invested in the common shares of the Fund, as selected by the Trustees. These shares were held by the Advisor on behalf of the Fund, the value of which is reflected in “Other assets” on the Statement of Assets and Liabilities at June 30, 2011. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the Fund’s net asset value. At June 30, 2011, the unrealized appreciation on these shares amounted to $16,560.

The Fund is distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/ or Directors of the Investment Manager, AMG and/or MDI.

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the

12

Notes to Financial Statements (continued)

Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2011, the Fund lent varying amounts up to $4,914,168 for 7 days earning interest of $789 to other Managers Funds. The interest amount can be found in the Statement of Operations as interest income. For the same period, the Fund did not borrow from any other Managers Funds.

3.	Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2011, were $58,677,342 and $69,298,337, respectively. The Fund had no purchases or sales of U.S. Government securities for the six months ended June 30, 2011.

4.	Portfolio Securities Loaned

The Fund participates in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

Effective August 2, 2010, the Trust, on behalf of the Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the ICRF, pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from the Fund in September 2011. The Fund is fair valuing its position in the ICRF daily. The Fund’s position in the separate sleeve of the ICRF is included in the Schedule of Portfolio Investments and the unrealized loss on such investments is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and the Statement of Operations.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.	New Accounting Standards

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

7.	Subsequent Events

The Fund has determined that no additional material events or transactions occurred through the issuance of the Fund’s financial statements, which require additional disclosure in or adjustment of the Fund’s financial statements.

13

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 9-10, 2011, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for the Skyline Special Equities Portfolio (the “Fund”) and the Subadvisory Agreement for the Subadvisor of the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 9-10, 2011, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2011 was above, above, below and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000 Value Index. The Board took into account management’s discussion of the Fund’s performance, including the fact that the Fund has outperformed the Fund Benchmark for all periods and exceeded the median of the Peer Group for all but the 5-year period. The Board also noted that the Fund’s more recent performance has helped to bring longer term results above the Fund Benchmark and the Peer Group median. The Trustees concluded that the Fund’s performance has been satisfactory.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore,

14

Annual Renewal of Investment Advisory Agreement (continued)

that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain an expense limitation for the Fund.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current and potential asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset level and any future growth of assets of the Fund. The Board took into account management’s discussion of the current advisory fee structure. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for the Fund at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund, which bears the Subadvisor’s name. The Trustees noted the current asset levels of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the Fund, the Trustees concluded that any economies of scale being realized by the Subadvisor was not a material factor in the Trustees’ deliberations at this time.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were higher and lower, respectively, than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2012, to limit the Fund’s annual operating expenses to 1.32%. The Trustees also took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 9-10, 2011, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

15

Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Jack W. Aber

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE FOCUSED GROWTH

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers AMG

June 30, 2011

Renaissance Large Cap Growth Fund

SAR024-0611

Managers AMG Funds

Renaissance Large Cap Growth Fund

Semi-Annual Report—June 30, 2011 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	3

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	5
Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	6
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statement of Changes in Net Assets	7
Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	8
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	10
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	14

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

For the six months ended June 30, 2011	Expense Ratio for the Period	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Expenses Paid During the Period*
Renaissance Large Cap Growth Fund
Investor Class Shares
Based on Actual Fund Return	1.16%	$1,000	$1,050	$5.90
Hypothetical (5% return before expenses)	1.16%	$1,000	$1,019	$5.81
Service Class Shares
Based on Actual Fund Return	0.85%	$1,000	$1,052	$4.32
Hypothetical (5% return before expenses)	0.85%	$1,000	$1,021	$4.26
Institutional Class Shares
Based on Actual Fund Return	0.66%	$1,000	$1,053	$3.36
Hypothetical (5% return before expenses)	0.66%	$1,000	$1,022	$3.31

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1

Renaissance Large Cap Growth Fund Performance

All periods ended June 30, 2011 (unaudited)

The table below shows the average annual total returns through June 30, 2011, of the Renaissance Large Cap Growth Fund and the Russell 1000® Growth Index for the same time periods.

	Average Annual Total Returns[1]
	Six Months	One Year	Since Inception	Inception Date
Managers AMG Renaissance Large Cap Growth Fund[2]
Investor Class	5.04%	32.18%	18.15%	06/03/09
Service Class	5.18%	32.62%	18.41%	06/03/09
Institutional Class	5.33%	32.94%	18.66%	06/03/09
Russell 1000® Growth Index	6.83%	35.01%	22.35%	06/03/09	†

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with higher price-to-book ratio and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment, and does not incur expenses. The Russell 1000® Growth Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium capitalization companies) when stocks of large capitalization companies are out of favor. The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

†	The date reflects the inception date of the Fund, not the index.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2011. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

Not FDIC insured, nor bank guaranteed. May lose value.

2

Renaissance Large Cap Growth Fund

Fund Snapshots

June 30, 2011 (unaudited)

Portfolio Breakdown

Industry	Renaissance Large Cap Growth Fund **	Russell 1000® Growth Index
Information Technology	32.8%	27.0%
Industrials	20.2%	13.5%
Consumer Discretionary	16.2%	14.0%
Health Care	9.1%	10.9%
Energy	7.3%	11.6%
Materials	7.3%	6.0%
Financials	5.5%	4.0%
Consumer Staples	1.8%	11.8%
Telecommunication Services	0.0%	1.1%
Utilities	0.0%	0.1%
Other Assets and Liabilities	(0.2)%	0.0%

** As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Cisco Systems, Inc.	1.9%
Walter Industries, Inc.*	1.9
Joy Global, Inc.	1.9
Google, Inc.	1.9
Intel Corp.	1.9
American Express Co.	1.9
Coach, Inc.	1.8
Eaton Corp.	1.8
Texas Instruments, Inc.	1.8
Hewlett-Packard Co.	1.8

Top Ten as a Group	18.6%

* Top Ten Holding at December 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

3

Renaissance Large Cap Growth Fund Schedule of Portfolio Investments June 30, 2011 (unaudited)

	Shares	Value
Common Stocks - 100.2%
Consumer Discretionary - 16.2%
AutoZone, Inc.*	1,507	$444,339
Coach, Inc.	7,062	451,474
Dollar Tree, Inc.*	6,513	433,896
Lear Corp.	8,097	433,028
Limited Brands, Inc.	11,473	441,137
PetSmart, Inc.	9,640	437,367
Ross Stores, Inc.	5,521	442,343
Tempur-Pedic International, Inc.*	6,408	434,591
Whirlpool Corp.	5,463	444,251
Total Consumer Discretionary		3,962,426
Consumer Staples - 1.8%
Walgreen Co.	10,505	446,042
Energy - 7.3%
Dresser-Rand Group, Inc.*	8,193	440,374
Helmerich & Payne, Inc.	6,797	449,418
Occidental Petroleum Corp.	4,267	443,939
Peabody Energy Corp.	7,463	439,645
Total Energy		1,773,376
Financials - 5.5%
American Express Co.	8,769	453,357
Ameriprise Financial, Inc.	7,721	445,347
CB Richard Ellis Group, Inc.*	17,409	437,140
Total Financials		1,335,844
Health Care - 9.1%
AmerisourceBergen Corp.	10,704	443,146
Cardinal Health, Inc.	9,797	444,980
Endo Pharmaceuticals Holdings, Inc.*	11,064	444,441
Gilead Sciences, Inc.*	10,647	440,892
UnitedHealth Group, Inc.	8,519	439,410
Total Health Care		2,212,869
Industrials - 20.2%
Caterpillar, Inc.	4,222	449,474
Cummins, Inc.	4,345	449,664
Dover Corp.	6,633	449,717
Eaton Corp.	8,771	451,268
General Electric Co.	23,695	446,888
Grainger (W.W.), Inc.	2,892	444,356

	Shares	Value
Honeywell International, Inc.	7,515	$447,819
Joy Global, Inc.	4,806	457,722
KBR, Inc.	11,869	447,343
Parker Hannifin Corp.	5,017	450,226
Union Pacific Corp.	4,242	442,865
Total Industrials		4,937,342
Information Technology - 32.8%
Altera Corp.	9,657	447,602
Analog Devices, Inc.	11,399	446,157
Apple, Inc.*	1,319	442,749
Cisco Systems, Inc.	29,485	460,260
Dell, Inc.*	26,825	447,173
EMC Corp.*	16,259	447,935
Google, Inc.*	899	455,236
Hewlett-Packard Co.	12,393	451,105
Intel Corp.	20,525	454,833
International Business Machines Corp.	2,584	443,285
Microsoft Corp.	17,209	447,434
Oracle Corp.	13,532	445,338
QLogic Corp.*	27,497	437,752
SanDisk Corp.*	10,868	451,022
Skyworks Solutions, Inc.*	16,773	385,444
Teradata Corp.*	7,394	445,119
Texas Instruments, Inc.	13,743	451,183
Western Digital Corp.*	12,283	446,856
Total Information Technology		8,006,483
Materials - 7.3%
Albemarle Corp.	6,417	444,056
Freeport McMoRan Copper & Gold, Inc., Class B	8,457	447,375
Mosaic Co., The	6,470	438,213
Walter Industries, Inc.	3,960	458,567
Total Materials		1,788,211
Total Common Stocks (cost $20,315,456)		24,462,593
Short-Term Investments - 1.2%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10% (cost $303,952)	303,952	303,952
Total Investments - 101.4% (cost $20,619,408)		24,766,545
Other Assets, less Liabilities - (1.4)%		(350,273)
Net Assets - 100.0%		$24,416,272

Based on the approximate cost of investments of $20,619,408 for Federal income tax purposes at June 30, 2011, the aggregate gross unrealized appreciation and depreciation were $4,779,647 and $632,510, respectively, resulting in a net unrealized appreciation of investments of $4,147,137.

*	Non-income-producing security.
[1]	Yield shown for an investment company represents its June 30, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

As of June 30, 2011, all investments in the Fund were valued based on Level 1 input. For a detailed break-out of the common stocks by major classification, please refer to the Schedule of Portfolio Investments. There were no significant transfers between Level 1 and Level 2 inputs from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.
4

Renaissance Large Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Assets:
Investments at value*	$24,766,545
Receivable for investments sold	5,542,056
Receivable for Fund shares sold	15,407
Dividends and other receivables	36,762
Receivable from affiliate	12,554
Prepaid expenses	5,695
Total assets	30,379,019
Liabilities:
Payable for Fund shares repurchased	5,912,912
Accrued expenses:
Investment management and advisory fees	13,345
Administrative fees	6,066
Distribution fees - Investor Class	308
Professional fees	11,978
Transfer agent	8,593
Reports to shareholders	4,646
Custodian	3,306
Other	1,593
Total liabilities	5,962,747
Net Assets	$24,416,272
Net Assets Represent:
Paid-in capital	$17,382,516
Undistributed net investment income	66,044
Accumulated net realized gain from investments	2,820,575
Net unrealized appreciation of investments	4,147,137
Net Assets	$24,416,272
Investor Class Shares - Net Assets	$1,544,776
Shares outstanding	113,976
Net asset value, offering and redemption price per share	$13.55
Service Class Shares - Net Assets	$17,503,583
Shares outstanding	1,285,784
Net asset value, offering and redemption price per share	$13.61
Institutional Class Shares - Net Assets	$5,367,913
Shares outstanding	393,938
Net asset value, offering and redemption price per share	$13.63
* Investments at cost	$20,619,408

The accompanying notes are an integral part of these financial statements.
5

Renaissance Large Cap Growth Fund Statement of Operations For the six months ended June 30, 2011 (unaudited)

Investment Income:
Dividend income	$182,626
Total investment income	182,626
Expenses:
Investment management and advisory fees	82,087
Administrative fees	37,312
Distribution fees - Investor Class	1,818
Transfer agent	32,115
Registration fees	13,505
Professional fees	13,434
Reports to shareholders	5,919
Custodian	3,921
Trustees fees and expenses	1,081
Miscellaneous	1,073
Total expenses before offsets	192,265
Expense reimbursement	(67,793)
Expense reductions	(4,502)
Net expenses	119,970
Net investment income	62,656
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,242,661
Net change in unrealized depreciation of investments	(815,838)
Net realized and unrealized gain	1,426,823
Net increase in net assets resulting from operations	$1,489,479

The accompanying notes are an integral part of these financial statements.
6

Renaissance Large Cap Growth Fund Statement of Changes in Net Assets For the six months ended June 30, 2011 (unaudited) and for the year ended December 31, 2010

	2011	2010
Increase (Decrease) in Net Assets From Operations:
Net investment income	$62,656	$100,804
Net realized gain on investments	2,242,661	1,304,141
Net change in unrealized appreciation (depreciation) of investments	(815,838)	2,278,416
Net increase in net assets resulting from operations	1,489,479	3,683,361
Distributions to Shareholders:
From net investment income	—	(111,929)
From net realized gain on investments	—	(686,571)
Total distributions to shareholders	—	(798,500)
From Capital Share Transactions:
Investor Class:
Proceeds from sale of shares	353,688	995,519
Reinvestment of dividends and distributions	—	32,233
Cost of shares repurchased	(147,258)	(149,135)
Net increase from Investor Class share transactions	206,430	878,617
Service Class:
Proceeds from sale of shares	2,078,467	3,609,967
Reinvestment of dividends and distributions	—	638,154
Cost of shares repurchased	(9,058,979)	(4,267,921)
Net decrease from Service Class share transactions	(6,980,512)	(19,800)
Institutional Class:
Proceeds from sale of shares	870,200	3,845,050
Reinvestment of dividends and distributions	—	126,710
Cost of shares repurchased	(1,474)	(111,812)
Net increase from Institutional Class share transactions	868,726	3,859,948
Net increase (decrease) from capital share transactions	(5,905,356)	4,718,765
Total increase (decrease) in net assets	(4,415,877)	7,603,626
Net Assets:
Beginning of period	28,832,149	21,228,523
End of period	$24,416,272	$28,832,149
End of period undistributed net investment income	$66,044	$3,388

Share Transactions:
Investor Class:
Sale of shares	26,724	83,096
Reinvested shares from dividends and distributions	—	2,499
Shares repurchased	(11,120)	(12,520)
Net increase in shares	15,604	73,075
Service Class:
Sale of shares	154,924	310,294
Reinvested shares from dividends and distributions	—	49,316
Shares repurchased	(670,965)	(358,267)
Net increase (decrease) in shares	(516,041)	1,343
Institutional Class:
Sale of shares	65,211	306,242
Reinvested shares from dividends and distributions	—	9,792
Shares repurchased	(107)	(8,626)
Net increase in shares	65,104	307,408

The accompanying notes are an integral part of these financial statements.
7

Financial Highlights For a share outstanding throughout the period

Investor Class	For the six months ended June 30, 2011 (unaudited)	For the year ended December 31, 2010	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$12.90	$11.47	$10.00
Income from Investment Operations:
Net investment income	0.01 [5]	0.03 [5]	0.01
Net realized and unrealized gain on investments	0.64 [5]	1.75 [5]	1.64
Total from investment operations	0.65	1.78	1.65
Less Distributions to Shareholders from:
Net investment income	—	(0.04)	(0.03)
Net realized gain on investments	—	(0.31)	(0.15)
Total distributions to shareholders	—	(0.35)	(0.18)
Net Asset Value, End of Period	$13.55	$12.90	$11.47
Total Return[1]	5.04%[3]	15.53%	16.46%[3]
Ratio of net expenses to average net assets[3]	1.13%[4]	1.01%	0.91%[4]
Ratio of net investment income to average net assets[1]	0.10%[4]	0.24%	0.43%[4]
Portfolio turnover	41%[3]	72%	6%[3]
Net assets at end of period (000’s omitted)	$1,545	$1,269	$290

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.61%[4]	1.57%	2.06%[4]
Ratio of net investment loss to average net assets	(0.38)%[4]	(0.32)%	(0.72)%[4]

Service Class	For the six months ended June 30, 2011 (unaudited)	For the year ended December 31, 2010	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$12.94	$11.49	$10.00
Income from Investment Operations:
Net investment income	0.03 [5]	0.05 [5]	0.03
Net realized and unrealized gain on investments	0.64 [5]	1.76 [5]	1.63
Total from investment operations	0.67	1.81 [3]	1.66
Less Distributions to Shareholders from:
Net investment income	—	(0.05)	(0.02)
Net realized gain on investments	—	(0.31)	(0.15)
Total distributions to shareholders	—	(0.36)	(0.17)
Net Asset Value, End of Period	$13.61	$12.94	$11.49
Total Return[1]	5.18%[3]	15.77%	16.60%[3]
Ratio of net expenses to average net assets[3]	0.82%[4]	0.81%	0.86%[4]
Ratio of net investment income toaverage net assets[1]	0.41%[4]	0.44%	0.48%[4]
Portfolio turnover	41%[3]	72%	6%[3]
Net assets at end of period (000’s omitted)	$17,503	$23,309	$20,692

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.30%[4]	1.37%	2.01%[4]
Ratio of net investment loss to average net assets	(0.07)%[4]	(0.12)%	(0.67)%[4]

8

Financial Highlights

For a share outstanding throughout the period

Institutional Class	For the six months ended June 30, 2011 (unaudited)	For the year ended December 31, 2010	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$12.94	$11.49	$10.00
Income from Investment Operations:
Net investment income	0.04 [5]	0.08 [5]	0.04
Net realized and unrealized gain on investments	0.65 [5]	1.76 [5]	1.63
Total from investment operations	0.69	1.84	1.67
Less Distributions to Shareholders from:
Net investment income	—	(0.07)	(0.03)
Net realized gain on investments	—	(0.32)	(0.15)
Total distributions to shareholders	—	(0.39)	(0.18)
Net Asset Value, End of Period	$13.63	$12.94	$11.49
Total Return[1]	5.33%[3]	15.99%	16.72%[3]
Ratio of net expenses to average net assets	0.63%[4]	0.60%	0.66%[4]
Ratio of net investment income to average net assets[1]	0.60%[4]	0.65%	0.68%[4]
Portfolio turnover	41%[3]	72%	6%[3]
Net assets at end of period (000’s omitted)	$5,368	$4,254	$246

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.11%[4]	1.08%	1.81%[4]
Ratio of net investment income (loss) to average net assets	0.12%[4]	0.17%	(0.47)%[4]

*	Commencement of operations was June 3, 2009.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non- reimbursable expenses, if any, such as interest and taxes. (See Note 1 (c) of Notes to Financial Statements.)

[3]	Not annualized.
[4]	Annualized.
[5]	Per share numbers have been calculated using average shares.

9

Notes to Financial Statements

June 30, 2011 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Renaissance Large Cap Growth Fund (“the “Fund”). The Fund commenced operations on June 3, 2009.

The Fund offers three classes of shares: Investor Class, Service Class, and Institutional Class. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third party pricing services approved by the Board of Trustees of the Fund (the “Board”). Under certain circumstances, the value of certain Fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board of the Fund. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. In accordance with procedures approved by the Board, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

U.S. GAAP define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

10

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers, under a brokerage recapture program, who paid a portion of the Fund’s expenses. For the six months ended June 30, 2011, under these arrangements the Fund’s expenses were reduced by $4,489, or 0.03%.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2011, no balance credits were earned and the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2011, the Fund did not incur any overdraft fees.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (U.S.) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2011, the transfer agent expense was reduced by $13.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales and equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

11

Notes to Financial Statements (continued)

Management has analyzed the Fund’s tax position taken on federal income tax returns for all open tax years (tax years ended December 31, 2009-2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2011, certain unaffiliated shareholders of record, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund as follows: one collectively owns 18%. Transactions by these shareholders may have a material impact on the Fund.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Fund’s investment portfolio is managed by the Renaissance Group LLC (“Renaissance” or the “Subadvisor”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and Renaissance with respect to the Fund. AMG indirectly owns a majority interest in Renaissance.

The Fund is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.55% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to Renaissance for its services as subadvisor. The Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% of the average daily net assets of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2012, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of taxes, interest, shareholder servicing fees, distribution and service 12b-1 fees, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) will be limited to 0.66% of the Fund’s average daily net assets.

The Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement occurs and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed that Fund’s expense cap. For the six months ended June 30, 2011, the Fund’s components of reimbursement are detailed in the following chart:

Reimbursement Available - 12/31/10	$228,870
Additional Reimbursements	67,793
Repayments	—
Expired Reimbursements	—

Reimbursement Available - 06/30/11	$296,663

Effective January 1, 2011, the aggregate annual retainer paid to each Independent Trustee of the Board is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. (Prior to January 1, 2011, the aggregate annual retainer paid to each Independent Trustee of the Board was $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts received an additional payment of $15,000 per year. The Chairman of the Audit Committee received an additional payment of $5,000 per year.) The Trustees’ fees and expenses are allocated among all of the funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such funds. The “Trustees fees and expenses” shown in the financial statements represents the Funds’ allocated portion of the total fees and expenses paid by the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Fund adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares of the Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of such class of the Fund’s shares and for maintenance and personal service provided to existing share-

12

Notes to Financial Statements (continued)

holders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Investor Class. The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by the Investor Class shares for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by the clients of such broker, dealer or financial intermediary.

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2011, the Fund did not borrow from or lend to other Funds in the Managers Funds.

3.	Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities and U.S. Government obligations), for the six months ended June 30, 2011, were $10,376,044 and $16,114,487, respectively. There were no purchases or sales of U.S. Government obligations for the six months ended June 30, 2011.

4.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

5.	New Accounting Standards

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

6.	Subsequent Events

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require additional disclosure in or adjustment of the Fund’s financial statements.

13

Approval of Investment Advisory Agreements

On June 9-10, 2011, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for the Renaissance Large Cap Growth Fund (the “Fund”) and the Subadvisory Agreement for the Subadvisor of the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 9-10, 2011, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Service Class shares for the 1-year period and for the period from the Fund’s inception on June 3, 2009 through March 31, 2011 was above and below, respectively, the median performance for the Peer Group and below the performance of the Fund Benchmark, the Russell 1000 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, noting that the Fund’s performance was in line with the Peer Group median for the 1-year period and that relative performance began to improve in late 2010. The Trustees also took into account management’s discussion of the fact that, until recently, the market environment has not been favorable to the Subadvisor’s quality-focused investment process. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s relatively limited performance history.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

14

Approval of Investment Advisory Agreements (continued)

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor with respect to the Fund, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to a portion of the advisory fee that it receives from the Fund. The Trustees also noted management’s discussion of the current asset level of the Fund, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset levels and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the current asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. The Board also took into account management’s discussion of the current advisory fee structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Subadvisor regarding the cost of providing subadvisory services to the Fund and the resulting profitability to the Subadvisor from these relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, such profitability might be directly or indirectly shared by the Investment Manager.

The Trustees noted the current asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations at this time. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisor to be a material factor in their considerations at this time.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2012, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.66%. The Board also took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 9-10, 2011, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

15

Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Subadvisor

Renaissance Group LLC

625 Eden Park Drive

Suite 1200

Cincinnati, OH 45202

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Jack W. Aber

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.*

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE FOCUSED GROWTH

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Com mission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers AMG

June 30, 2011

GW&K Small Cap Equity Fund

GW&K Municipal Enhanced Yield Fund

GW&K Municipal Bond Fund

SAR019-0611

Managers AMG Funds

Semi-Annual Report—June 30, 2011 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUNDS’ PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

GW&K Small Cap Equity Fund	3

GW&K Municipal Enhanced Yield Fund	6

GW&K Municipal Bond Fund	12

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	17

FINANCIAL STATEMENTS

Statements of Assets and Liabilities	18
Funds’ balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	19
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	20
Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	21
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	27
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	33

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2011	Expense Ratio for the Period	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Expenses Paid During the Period*
GW&K Small Cap Equity Fund
Investor Class Shares
Based on Actual Fund Return	1.45%	$1,000	$1,070	$7.44
Hypothetical (5% return before expenses)	1.45%	$1,000	$1,018	$7.25
Service Class Shares
Based on Actual Fund Return	1.20%	$1,000	$1,071	$6.16
Hypothetical (5% return before expenses)	1.20%	$1,000	$1,019	$6.01
Institutional Class Shares
Based on Actual Fund Return	0.95%	$1,000	$1,073	$4.88
Hypothetical (5% return before expenses)	0.95%	$1,000	$1,020	$4.76
GW&K Municipal Enhanced Yield Fund
Investor Class Shares
Based on Actual Fund Return	1.29%	$1,000	$1,045	$6.54
Hypothetical (5% return before expenses)	1.29%	$1,000	$1,018	$6.46
Service Class Shares
Based on Actual Fund Return	1.04%	$1,000	$1,047	$5.28
Hypothetical (5% return before expenses)	1.04%	$1,000	$1,020	$5.21
Institutional Class Shares
Based on Actual Fund Return	0.79%	$1,000	$1,048	$4.01
Hypothetical (5% return before expenses)	0.79%	$1,000	$1,021	$3.96
GW&K Municipal Bond Fund
Investor Class Shares
Based on Actual Fund Return	0.77%	$1,000	$1,044	$3.90
Hypothetical (5% return before expenses)	0.77%	$1,000	$1,021	$3.86
Service Class Shares
Based on Actual Fund Return	0.54%	$1,000	$1,046	$2.74
Hypothetical (5% return before expenses)	0.54%	$1,000	$1,022	$2.71
Institutional Class Shares
Based on Actual Fund Return	0.34%	$1,000	$1,047	$1.73
Hypothetical (5% return before expenses)	0.34%	$1,000	$1,023	$1.71

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1

Funds’ Performance

All periods ended June 30, 2011 (unaudited)

The table below shows the average annual total returns through June 30, 2011, as well as each Fund’s relative index for the same time period.

	Average Annual Total Returns[1]
	Six Months	One Year	Five Years	Ten Years	Since Inception	Inception Date
GW&K Small Cap Equity Fund[2,3,4]
Investor	6.97%	41.44%	4.67%	2.69%	6.91%	12/10/96
Service	7.05%	41.74%	—	—	26.81%	07/27/09
Institutional	7.25%	42.09%	—	—	27.08%	07/27/09
Russell 2000® Index[5]	6.21%	37.41%	4.08%	6.27%	7.24%	12/10/96	†
GW&K Municipal Enhanced Yield Fund[2,6,7,8]
Investor	4.54%	2.94%	—	—	9.38%	07/27/09
Service	4.66%	3.18%	—	—	9.65%	07/27/09
Institutional	4.79%	3.44%	2.74%	—	2.64%	12/30/05
Barclays Capital Municipal Bond BAA Index[9]	4.57%	3.06%	2.00%	4.75%	2.19%	12/30/05	†
GW&K Municipal Bond Fund[2,8,11]
Investor	4.44%	4.79%	—	—	6.63%	06/30/09
Service	4.55%	5.13%	—	—	6.82%	06/30/09
Institutional	4.74%	5.34%	—	—	7.24%	06/30/09
Barclays Capital 10-Year Municipal Bond Index[10]	4.56%	4.49%	5.80%	5.33%	7.00%	06/30/09	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

†	Date reflects the inception date of the Fund, not the index.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2011. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The performance information shown, as represented by the performance of the Fund’s Investor Class shares (formerly Class A shares), includes that of the predecessor Fund, the BNY Hamilton Multi-Cap Equity Fund, a series of BNY Hamilton Funds, Inc., which was reorganized into the GW&K Multi-Cap Equity Fund, a series of Managers AMG Funds, as of the close of business on November 7, 2008.

[4]

The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[5]

The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. The Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization, and represents about 98% of the U.S. stock market. The Russell 2000® Index and the Russell 3000® Index are unmanaged, are not available for investment, and do not incur expenses.

[6]

The performance shown includes that of the predecessor Fund, the BNY Hamilton Municipal Enhanced Yield Fund, a series of BNY Hamilton Funds, Inc., which was reorganized into the GW&K Municipal Enhanced Yield Fund, a series of Managers AMG Funds, as of the close of business on November 7, 2008.

[7]

Issuers of bonds may not be able to meet interest or principal payments when the bonds come due. High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default. The use of leverage in a Fund’s strategy can magnify relatively small market movements into relatively larger losses for the Fund. Factors unique to the municipal bond market may negatively affect the value in municipal bonds.

[8]

Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax. Factors unique to the municipal bond market may negatively affect the value in municipal bonds.

[9]

The Barclays Capital Municipal Bond BAA Index is a subset of the Barclays Capital Municipal Bond Index with an index rating of Baa1, Baa2, or Baa3. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.

[10]

The Barclays Capital 10-Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with a minimum credit rating of Baa by Moody’s. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.

[11]

The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall. Issuer of bonds may not be able to meet interest of principal payments when the bonds come due. Factors unique to the municipal bond market may negatively affect the value in municipal bonds.

Not FDIC insured, nor bank guaranteed. May lose value.

2

GW&K Small Cap Equity Fund

Fund Snapshots

June 30, 2011 (unaudited)

Portfolio Breakdown

Portfolio Breakdown	GW&K Small Cap Equity Fund**	Russell 2000® Index
Financials	20.3%	20.6%
Information Technology	16.6%	18.6%
Industrials	15.1%	15.4%
Consumer Discretionary	14.9%	13.3%
Health Care	13.7%	12.5%
Energy	5.1%	7.0%
Materials	4.9%	5.0%
Consumer Staples	2.7%	3.3%
Other Investment Companies	2.4%	0.0%
Utilities	2.2%	3.2%
Telecommunication Services	0.0%	1.1%
Other Assets and Liabilities	2.1%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Middleby Corp., The*	2.5%
Hittite Microwave Corp.*	2.4
Tupperware Brands Corp.*	2.2
Cleco Corp.*	2.2
Signature Bank	2.0
Tractor Supply Co.*	2.0
Mid-America Apartment Communities, Inc.*	2.0
Dril-Quip, Inc.*	2.0
Silgan Holdings, Inc.	1.9
HMS Holdings Corp.*	1.9

Top Ten as a Group	21.1%

* Top Ten Holding at December 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

3

GW&K Small Cap Equity Fund Schedule of Portfolio Investments June 30, 2011 (unaudited)

	Shares	Value
Common Stocks - 95.5%
Consumer Discretionary - 14.9%
Group 1 Automotive, Inc.	19,600	$807,128
Hibbett Sports, Inc.*	21,300	867,123
Life Time Fitness, Inc.*	16,600	662,506
Matthews International Corp.	12,500	501,875
Monro Muffler Brake, Inc.	20,100	749,529
Peet’s Coffee & Tea, Inc.*	7,600	438,520
Ryland Group, Inc., The	16,300	269,439
Steiner Leisure, Ltd.*	10,500	479,640
Texas Roadhouse, Inc., Class A	39,900	699,646
Tractor Supply Co.	15,550	1,039,984
Tupperware Brands Corp.	16,800	1,133,160
Total Consumer Discretionary		7,648,550
Consumer Staples - 2.7%
Ruddick Corp.	21,250	925,225
WD-40 Co.	11,900	464,576
Total Consumer Staples		1,389,801
Energy - 5.1%
Dril-Quip, Inc.*	14,900	1,010,667
Gulfport Energy Corp.*	30,600	908,514
Tesco Corp.*	34,400	667,704
Total Energy		2,586,885
Financials - 20.3%
American Campus Communities, Inc.	23,700	841,824
Cohen & Steers, Inc.	26,900	891,735
Glacier Bancorp, Inc.	26,000	350,480
Iberia Bank Corp.	13,900	801,196
MarketAxess Holdings, Inc.	27,715	694,538
Mid-America Apartment Communities, Inc.	15,000	1,012,050
National Health Investors, Inc.	13,600	604,248
Portfolio Recovery Associates, Inc.*	8,800	746,152
PrivateBancorp, Inc.	32,850	453,330
ProAssurance Corp.*	11,600	812,000
Signature Bank*	18,300	1,046,760
Stifel Financial Corp.*	24,645	883,770
SVB Financial Group*	13,200	788,172
Umpqua Holdings Corp.	38,000	439,660
Total Financials		10,365,915

	Shares	Value
Health Care - 13.7%
Air Methods Corp.*	6,800	$508,232
Hanger Orthopedic Group, Inc.*	33,100	809,957
HMS Holdings Corp.*	12,600	968,562
ICU Medical, Inc.*	18,400	804,080
IPC The Hospitalist Co., Inc.*	11,000	509,850
Landauer, Inc.	7,300	449,607
Meridian Bioscience, Inc.	29,450	729,328
PSS World Medical, Inc.*	32,100	899,121
United Therapeutics Corp.*	11,200	617,120
West Pharmaceutical Services, Inc.	16,400	717,664
Total Health Care		7,013,521
Industrials - 15.1%
American Ecology Corp.	18,600	318,060
Ameron International Corp.	6,100	400,648
CLARCOR, Inc.	20,200	955,056
CoStar Group, Inc.*	7,700	456,456
Healthcare Services Group, Inc.	34,150	554,938
Heartland Express, Inc.	49,200	814,752
II-VI, Inc.*	28,400	727,040
Middleby Corp., The*	13,500	1,269,539
Nordson Corp.	15,140	830,429
Ritchie Bros. Auctioneers, Inc.	13,755	378,125
Toro Co., The	11,700	707,850
Universal Forest Products, Inc.	13,900	333,044
Total Industrials		7,745,937
Information Technology - 16.6%
Blackbaud, Inc.	26,350	730,422
Blackboard, Inc.*	7,600	329,764
Cavium, Inc.*	18,450	804,236
Cognex Corp.	21,700	768,831
Cohu, Inc.	30,700	402,477
FEI Co.*	19,400	740,886
Harmonic, Inc.*	68,700	496,701
Hittite Microwave Corp.*	19,700	1,219,626
Power Integrations, Inc.	16,470	632,942
PROS Holdings, Inc.*	20,100	351,549
Rofin-Sinar Technologies, Inc.*	24,250	828,138
Solera Holdings, Inc.	11,725	693,651
Sourcefire, Inc.*	16,650	494,838
Total Information Technology		8,494,061

The accompanying notes are an integral part of these financial statements.
4

GW&K Small Cap Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 4.9%
Compass Minerals International, Inc.	7,190	$618,843
Schnitzer Steel Industries, Inc.	15,800	910,080
Silgan Holdings, Inc.	23,825	976,111
Total Materials		2,505,034
Utilities - 2.2%
Cleco Corp.	32,400	1,129,140
Total Common Stocks (cost $39,639,050)		48,878,844
Other Investment Companies - 2.4%
Clearbridge Energy MLP Fund, Inc.	12,900	286,251
Kayne Anderson MLP Investment Co.	16,870	510,318
Tortoise Energy Infrastructure Corp.	11,000	418,110
Total Other Investment Companies (cost $996,994)		1,214,679
Short-Term Investments - 2.0%[1]
Dreyfus Cash Management Fund,
Institutional Class Shares, 0.10% (cost $1,011,880)	1,011,880	1,011,880
Total Investments - 99.9% (cost $41,647,924)		51,105,403
Other Assets, less Liabilities - 0.1%		56,758
Net Assets - 100.0%		$51,162,161

The accompanying notes are an integral part of these financial statements.
5

GW&K Municipal Enhanced Yield Fund

Fund Snapshots

June 30, 2011 (unaudited)

State Breakdown

State	Percentage of Net Assets
Texas	10.6%
Puerto Rico	9.3%
Massachusetts	8.7%
California	8.2%
Illinois	7.6%
Pennsylvania	5.9%
Tennessee	4.2%
Florida	3.8%
West Virginia	3.7%
Michigan	3.6%
Arizona	3.5%
Kentucky	3.5%
New York	3.1%
Colorado	2.9%
Louisiana	2.3%
Georgia	2.1%

State	Percentage of Net Assets
Ohio	2.1%
District of Columbia	2.0%
Hawaii	1.9%
Washington	1.2%
New Jersey	1.2%
Indiana	1.1%
Iowa	0.8%
Delaware	0.6%
New Mexico	0.6%
Guam	0.6%
North Carolina	0.4%
Vermont	0.2%
Connecticut	0.2%
Alabama	0.2%
Virginia	0.1%
Short-Term Investments	5.3%
Other Assets and Liabilities	(1.5)%

100.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Central Texas Regional Mobility Authority Senior Lien Revenue, Series 2011, 6.000%, 01/01/41	3.7%
West Virginia Economic Development Revenue, Appalachian Power Co. Amos Project, Series 2010 A, 5.375%, 12/01/38	3.7
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2010 A, 5.500%, 06/15/50*	3.6
Pima County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2010 A, 5.250%, 10/01/40	3.2
Puerto Rico Public Improvement General Obligation, Series 2011 A, 5.750%, 07/01/41	2.4
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38*	2.2
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series 2010 A, 5.250%, 03/01/40	2.1
District of Columbia Ballpark Revenue, Series 2006 B-1, 5.000%, 02/01/35 (FGIC Insured)	2.0
Puerto Rico Highways and Transportation Authority Revenue, Series AA, 5.300%, 07/01/35*	2.0
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health System, Inc., Series 2010 A, 6.375%, 06/01/40	1.9

Top Ten as a Group	26.8%

* Top Ten Holding at December 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments June 30, 2011 (unauditied)

Security Description	Principal Amount	Value
Municipal Bonds - 96.2%
Alabama - 0.2%
Courtland Industrial Development Board Solid Waste Disposal Revenue, Champion International Corp. Project, Series 1999, 6.000%, 08/01/29	$160,000	$160,005
Arizona - 3.5%
Pima County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2010 A, 5.250%, 10/01/40	2,880,000	2,646,605
Pima County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2008 B, 5.750%, 09/01/29	250,000	251,892
Total Arizona		2,898,497
California - 8.2%
California Health Facilities Finance Authority Revenue, Catholic Healthcare West, Series 2009 A, 6.000%, 07/01/39	250,000	258,970
California Health Facilities Finance Authority Revenue, St. Joseph Health System, Series 2009 A, 5.750%, 07/01/39	770,000	771,455
California Municipal Finance Authority Certificate, Central California Community Hospitals, 5.250%, 02/01/37	420,000	355,408
California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.500%, 02/01/39	500,000	430,550
California State General Obligation, 6.500%, 04/01/33	365,000	405,168
California State Public Works Board Revenue, Riverside Campus Project, Series 2009 B, 6.125%, 04/01/28	110,000	116,762
California State Public Works Board Revenue, Various Capital Projects, Series 2009 G-1, 5.750%, 10/01/30	200,000	203,390
California Statewide Communities Development Authority School Facility Revenue, Aspire Public Schools, Series 2010, 6.000%, 07/01/40	500,000	453,720
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Series 2007 A-1, 5.750%, 06/01/47	650,000	475,728
Sacramento County Public Facilities Financing Corporation COP, 5.750%, 02/01/30	1,025,000	1,038,089
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series 2010 A, 5.250%, 03/01/40	1,905,000	1,722,501
San Francisco City & County Redevelopment Financing Authority Revenue, Series 2009 C, 6.500%, 08/01/39	450,000	449,973
Total California		6,681,714
Colorado - 2.9%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	1,690,000	1,826,687
Regional Transportation District Private Activity Revenue, Denver Transit Partners Eagle P3 Project, Series 2010, 6.000%, 01/15/41	500,000	501,370
Total Colorado		2,328,057
Connecticut - 0.2%
Eastern Connecticut Resource Recovery Authority Solid Waste Revenue, Wheelabrator Technologies, Series 1993 A, 5.500%, 01/01/20	180,000	178,198
Delaware - 0.6%
Delaware State Economic Development Authority Revenue, Delmarva Power and Light Co. Project, Series 2010, 5.400%, 02/01/31	500,000	500,335
District of Columbia - 2.0%
District of Columbia Ballpark Revenue, Series 2006 B-1, 5.000%, 02/01/35 (FGIC Insured)	1,860,000	1,633,247
Florida - 3.8%
Miami-Dade County Aviation Revenue, Series 2010 A, 5.375%, 10/01/35	1,385,000	1,378,380
Seminole Indian Tribe of Florida, Inc., Series 2010 A, 5.125%, 10/01/17 (a)	1,500,000	1,495,530
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.250%, 10/01/27 (a)	50,000	45,510
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.500%, 10/01/24 (a)	150,000	142,152
Total Florida		3,061,572

The accompanying notes are an integral part of these financial statements.
7

GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Georgia - 2.1%
DeKalb County Hospital Authority Revenue, DeKalb Medical Center, Inc. Project, 6.125%, 09/01/40	$500,000	$486,390
Gainesville & Hall County Hospital Authority Revenue, Northeast Georgia Health System, Inc. Project, Series 2010 A, 5.375%, 02/15/40	1,265,000	1,207,240
Richmond County Development Authority Solid Waste Disposal Revenue, International Paper Co. Project, 5.800%, 12/01/20	10,000	10,020
Total Georgia		1,703,650
Guam - 0.6%
Guam Power Authority Revenue, Series 2010 A, 5.500%, 10/01/40	500,000	465,680
Hawaii - 1.9%
Hawaii Pacific Health Special Purpose Revenue, Series 2004 A, 5.600%, 07/01/33	1,000,000	951,500
Hawaii Pacific Health Special Purpose Revenue, Series 2010 B, 5.750%, 07/01/40	670,000	627,093
Total Hawaii		1,578,593
Illinois - 7.6%
Chicago O’Hare International Airport Revenue, Series 2011 A, 5.750%, 01/01/39	1,500,000	1,546,425
Illinois Finance Authority Revenue, Chicago Charter School Project, 5.000%, 12/01/36	215,000	173,780
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2010 A, 5.500%, 06/15/50	3,000,000	2,929,321
Railsplitter Tobacco Settlement Authority Revenue, 6.000%, 06/01/28	1,500,000	1,532,460
Total Illinois		6,181,986
Indiana - 1.1%
Indiana State Finance Authority Environmental Improvement Revenue, US Steel Corp. Project, 6.000%, 12/01/26	900,000	911,700
Iowa - 0.8%
Iowa Higher Education Loan Authority Private College Facility Revenue, Upper Iowa University Project, 6.000%, 09/01/39	600,000	612,216
Kentucky - 3.5%
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health System, Inc., Series 2010 A, 6.375%, 06/01/40	1,580,000	1,570,583
Owen County Waterworks System Revenue, American Water Co. Project, Series 2009 A, 6.250%, 06/01/39	1,250,000	1,289,962
Total Kentucky		2,860,545
Louisiana - 2.3%
Louisiana Local Government Environmental Facilities and Community Development Authority Hospital Revenue, Series 2010 A, 5.875%, 10/01/40	515,000	496,512
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series 2007 A, 5.125%, 06/01/37	1,470,000	1,407,966
Total Louisiana		1,904,478
Massachusetts - 8.7%
Massachusetts Development Finance Agency Revenue, Tufts Medical Center Issue, Series 2011 I, 6.750%, 01/01/36	1,500,000	1,532,610
Massachusetts Educational Financing Authority Education Loan Revenue, Series 2010 A, 5.250%, 01/01/28	345,000	347,108
Massachusetts Port Authority Special Facilities Revenue, Conrac Project, Series 2011 A, 5.125%, 07/01/41	1,000,000	972,390
Massachusetts State Development Finance Agency Revenue, Wheelock College, Series 2007 C, 5.250%, 10/01/37	250,000	227,188
Massachusetts State Health and Educational Facilities Authority Revenue, Caregroup Issue, Series 2008 E-1, 5.125%, 07/01/38	1,590,000	1,411,602

The accompanying notes are an integral part of these financial statements.
8

GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Massachusetts - 8.7% (continued)
Massachusetts State Health and Educational Facilities Authority Revenue, Milford Regional Medical, Series 2007 E, 5.000%, 07/15/32	$300,000	$248,505
Massachusetts State Health and Educational Facilities Authority Revenue, Suffolk University, Series 2009 A, 5.750%, 07/01/39	425,000	412,352
Massachusetts State Health and Educational Facilities Authority Revenue, UMass Memorial, Series 2005 D, 5.000%, 07/01/33	1,300,000	1,123,317
Massachusetts State Health and Educational Facilities Authority Revenue, Winchester Hospital Issue, Series 2010 H, 5.250%, 07/01/38	960,000	842,342
Total Massachusetts		7,117,414
Michigan - 3.6%
Detroit Distributable State Aid General Obligation, Limited Tax, Series 2010, 5.250%, 11/01/35	450,000	454,590
Detroit Water Supply System Revenue, Second Lien, Series 2006 B, 7.000%, 07/01/36 (AGM Insured)	250,000	279,102
Michigan State Hospital Finance Authority Revenue, Henry Ford Health System, 5.750%, 11/15/39	1,110,000	1,109,911
Michigan Strategic Fund Limited Obligation Revenue, Cadillac Place Office Building Project, Series 2011, 5.250%, 10/15/33	1,120,000	1,103,424
Total Michigan		2,947,027
New Jersey - 1.2%
New Jersey State Educational Facilities Authority Revenue, University Medical & Dentistry, Series 2009 B, 7.500%, 12/01/32	535,000	604,256
Tobacco Settlement Financing Corp., Series 2007 1A, 6.000%, 06/01/41	495,000	338,669
Total New Jersey		942,925
New Mexico - 0.6%
Farmington Pollution Control Revenue, Public Service Company of New Mexico San Juan Project, Series 2010 C, 5.900%, 06/01/40	500,000	491,795
New York - 3.1%
Chautauqua County Industrial Development Agency Exempt Facility Revenue, NRG Dunkirk Power Project, Series 2009, 5.875%, 04/01/42	760,000	736,303
New York State Dormitory Authority Revenue, NYU Hospital Center, Series 2011 A, 6.000%, 07/01/40	680,000	707,268
Port Authority of New York and New Jersey Special Project, JFK International Air Terminal LLC Project, Series 2010, 6.000%, 12/01/42	1,095,000	1,118,586
Total New York		2,562,157
North Carolina - 0.4%
Columbus County Industrial Facilities & Pollution Control Financing Authority, International Paper Company Projects, Series 2009 A, 6.250%, 11/01/33	200,000	210,706
Columbus County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility Bonds, Series 2010 A, 5.700%, 05/01/34	125,000	125,418
Total North Carolina		336,124
Ohio - 2.1%
Butler County Hospital Facilities Revenue, UC Health, Series 2010, 5.500%, 11/01/40	1,430,000	1,270,784
Ohio State Air Quality Development Authority Revenue, Ohio Valley Electric Corporation Project, Series 2009 E, 5.625%, 10/01/19	400,000	422,480
Total Ohio		1,693,264

The accompanying notes are an integral part of these financial statements.
9

GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Pennsylvania - 5.9%
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Series 2009 A, 5.750%, 07/01/39	$1,215,000	$1,141,237
Pennsylvania Economic Development Finance Authority, Allegheny Energy Supply Co., 7.000%, 07/15/39	400,000	432,308
Pennsylvania Higher Educational Facilities Authority Revenue, East Stroudsburg University Student Housing Project, Series 2006 A, 5.000%, 07/01/42	850,000	708,254
Philadelphia Gas Works Revenue, Ninth Series, 5.250%, 08/01/40	1,250,000	1,189,225
Philadelphia General Obligation, Series 2011, 6.000%, 08/01/36	1,000,000	1,043,990
Philadelphia Municipal Authority Revenue, 6.500%, 04/01/39	325,000	334,295
Total Pennsylvania		4,849,309
Puerto Rico - 9.3%
Puerto Rico Facilities Financing Authority Revenue, Hospital Auxilio Mutuo Obligated Group Project, Series 2011 A, 6.000%, 07/01/33	1,000,000	999,990
Puerto Rico Highways and Transportation Authority Revenue, Series 2007 M, 5.000%, 07/01/37	270,000	243,186
Puerto Rico Highways and Transportation Authority Revenue, Series AA, 5.300%, 07/01/35	1,665,000	1,618,763
Puerto Rico Public Buildings Authority Government Facilities Revenue, Series 2009 Q, 5.625%, 07/01/39 (CIFG Insured)	220,000	211,759
Puerto Rico Public Improvement General Obligation, Series 2011 A, 5.750%, 07/01/41	2,000,000	1,944,320
Puerto Rico Public Improvement General Obligation, Series 2011 A, 6.500%, 07/01/40	1,005,000	1,066,355
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2009 A, 6.000%, 08/01/42	1,475,000	1,525,386
Total Puerto Rico		7,609,759
Tennessee - 4.2%
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2009 A, 5.500%, 07/01/31	225,000	252,061
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2009 A, 7.750%, 07/01/38	135,000	126,753
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 A, 5.250%, 09/01/18	285,000	294,060
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 A, 5.250%, 09/01/26	1,045,000	1,024,602
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/21	390,000	389,984
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/22	555,000	550,488
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/23	765,000	755,063
Total Tennessee		3,393,011
Texas - 10.6%
Central Texas Regional Mobility Authority Senior Lien Revenue, Series 2011, 6.000%, 01/01/41	3,065,000	3,023,256
Gulf Coast Waste Disposal Authority, International Paper Company Project, Series 2002 A, 6.100%, 08/01/24	305,000	309,487
Gulf Coast Waste Disposal Authority, Waste Management Brazoria County Project, Series 2003 A, 5.200%, 05/01/28	340,000	343,080
Houston Higher Education Finance Corp. Revenue, Series 2011 A, 6.875%, 05/15/41	500,000	514,535
Love Field Airport Modernization Corp. Revenue, Southwest Airlines Love Field Modernization Program Project, Series 2010, 5.250%, 11/01/40	1,025,000	931,192
Matagorda County Navigation District No. 1 Pollution Control Revenue, Central Power and Light Company Project, Series 2001 A, 6.300%, 11/01/29	300,000	308,271
North Texas Tollway Authority Capital Appreciation Revenue, Special Projects System, Series 2011 B, 7.537%, 09/01/37[3]	2,000,000	353,240
North Texas Tollway Authority System Revenue, Series 2009 A, 6.250%, 01/01/39	450,000	465,183

The accompanying notes are an integral part of these financial statements.
10

GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Texas - 10.6% (continued)
Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue, Series 2006 A, 5.250%, 12/15/23	$850,000	$843,846
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group Managed Lanes Project, Series 2010, 7.000%, 06/30/40	1,000,000	1,061,530
Texas State Public Finance Authority Charter School Finance Corp. Education Revenue, Series 2010 A, 6.200%, 02/15/40	500,000	479,955
Total Texas		8,633,575
Vermont - 0.2%
Vermont Educational & Health Buildings Finance Agency Revenue, Fletcher Allen Hospital, Series 2007 A, 4.750%, 12/01/36	225,000	189,842
Virginia - 0.1%
Washington County Industrial Development Authority Hospital Revenue, Mountain States Health Alliance, Series 2009 C, 7.750%, 07/01/38	100,000	110,873
Washington - 1.2%
Tobacco Settlement Authority Washington Tobacco Settlement Revenue, Asset Backed, Series 2002, 6.625%, 06/01/32	60,000	60,415
Washington Health Care Facilities Authority Revenue, Central Washington Health Services Association, Series 2009, 7.000%, 07/01/39	500,000	510,390
Washington State Health Care Facilities Authority Revenue, Overlake Hospital Medical Center, 5.700%, 07/01/38	400,000	389,260
Total Washington		960,065
West Virginia - 3.7%
West Virginia Economic Development Revenue, Appalachian Power Co. Amos Project, Series 2010 A, 5.375%, 12/01/38 (12/01/20)[4]	3,050,000	2,996,168
Total Municipal Bonds (cost $78,472,017)		78,493,781
Short-Term Investments - 5.3%[1]	Shares
Fidelity Institutional Money Market Tax Exempt Fund, Institutional Class, 0.01% (cost $4,286,058)	4,286,058	4,286,058
Total Investments - 101.5% (cost $82,758,075)[2]		82,779,839
Other Assets, less Liabilities - (1.5)%		(1,182,427)
Net Assets - 100.0%		$81,597,412

The accompanying notes are an integral part of these financial statements.
11

GW&K Muncipal Bond Fund

Fund Snapshots

June 30, 2011 (unaudited)

State Breakdown

State	Percentage of Net Assets
New York	14.8%
Washington	9.3%
Texas	8.8%
California	8.6%
Arizona	7.1%
Florida	6.9%
Michigan	6.9%
Illinois	4.6%
Oregon	4.4%
Pennsylvania	3.6%
Iowa	3.2%
Ohio	3.1%
New Jersey	2.6%
Massachusetts	2.1%

State	Percentage of Net Assets
Tennessee	2.0%
Maine	1.3%
Vermont	1.2%
Kentucky	1.2%
Kansas	1.1%
Puerto Rico	0.9%
North Carolina	0.7%
Colorado	0.6%
Missouri	0.5%
Short-Term Investments	16.4%
Other Assets and Liabilities	(11.9)%

100.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
New York State Dormitory Authority Revenue, State University Dormitory Facilities Issue, Series 2011 A, 5.000%, 07/01/21	2.9%
Tri-County Metro Transportation District of Capital Grant Receipt Revenue, Series 2011 A, 5.000%, 10/01/19	2.8
Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series 2012 A, 5.000%, 07/01/21	2.7
Michigan Strategic Fund Limited Obligation Revenue, Cadillac Place Office Building Project, Series 2011, 5.250%, 10/15/23	2.6
Michigan State Trunk Line Fund, Series 2006, 5.000%, 11/01/19 (FGIC Insured)	2.1
Ohio Major New State Infrastructure Project Revenue, Series 2008-1, 5.750%, 06/15/18	2.0
Memphis Electric System Subordinate Revenue, 5.000%, 12/01/17	2.0
New York City General Obligation, Series 2008 B-1, 5.250%, 09/01/20*	1.7
Phoenix Civic Improvement Corp. Senior Lien Wastewater System Revenue, Series 2008, 5.500%, 07/01/20	1.6
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2008 B, 5.000%, 04/01/22	1.6

Top Ten as a Group	22.0%

*	Top Ten Holding at December 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

12

GW&K Municipal Bond Fund Schedule of Portfolio Investments June 30, 2011 (unauditied)

Security Description	Principal Amount	Value
Municipal Bonds - 95.5%
Arizona - 7.1%
Arizona Water Infrastructure Finance Authority Revenue, Series 2009 A, 5.000%, 10/01/18	$500,000	$592,795
Maricopa County Industrial Development Authority Health Facility Revenue, Catholic Healthcare West, Series 2007 A, 5.000%, 07/01/17	125,000	135,398
Phoenix Civic Improvement Corp. Junior Lien Water System Revenue, Series 2009 A, 5.000%, 07/01/23	500,000	550,030
Phoenix Civic Improvement Corp. Senior Lien Wastewater System Revenue, Series 2008, 5.500%, 07/01/20	555,000	639,593
Pima County Regional Transportation Authority Revenue, 5.000%, 06/01/24	500,000	540,535
Pima County Sewer Revenue, 5.000%, 07/01/22 (AGM Insured)	340,000	368,390
Total Arizona		2,826,741
California - 8.6%
California State Department of Water Resources Revenue, Central Valley Project, Series AD, 5.000%, 12/01/20 (AGM Insured)	25,000	27,068
California State Economic Recovery, Series 2009 A, 5.000%, 07/01/20	500,000	572,835
California State General Obligation, 5.000%, 03/01/26	250,000	256,448
California State General Obligation, 5.500%, 04/01/18	190,000	221,665
California State Public Works Board Lease Revenue, California Community Colleges, Series 2007 B, 5.000%, 03/01/21 (FGIC Insured)	200,000	206,240
California State Public Works Board Lease Revenue, Department of General Services, Series 2009 A, 5.000%, 04/01/20	250,000	262,068
California State Public Works Board Lease Revenue, Various California State University Projects, Series 2010 B-1, 5.250%, 03/01/24	250,000	262,935
California State Public Works Board Lease Revenue, Various University of California Projects, Series 2007 A, 5.000%, 06/01/19 (FGIC Insured)	215,000	241,510
California State Public Works Board Lease Revenue, Various University of California Projects, Series 2009 E, 5.000%, 04/01/27	400,000	412,388
Los Angeles Unified School District General Obligation, Series 2005 A1, 5.500%, 07/01/18 (FGIC Insured)	175,000	207,107
San Francisco City & County Airport Commission Revenue, San Francisco International Airport, Series 2010 D, 5.000%, 05/01/19 (AGM Insured)	475,000	535,116
Southern California Public Power Authority, Southern Transmission Project, Series 2008 B, 6.000%, 07/01/27	205,000	228,058
Total California		3,433,438
Colorado - 0.6%
Colorado Health Facilities Authority Revenue, Sisters of Charity of Leavenworth Health System, Series 2010 B, 5.000%, 01/01/23	210,000	221,275
Florida - 6.9%
Florida State Board of Education Capital Outlay, Series 2008 C, 5.000%, 06/01/22[6]	525,000	586,236
Highlands County Health Facilities Authority, Adventist Health System, Series 2005 A-D, 5.000%, 11/15/18[5]	100,000	107,940
Miami-Dade County Aviation Revenue, Miami International Airport, Series 2010 A-1, 5.500%, 10/01/26	360,000	379,692
Miami-Dade County Aviation Revenue, Miami International Airport, Series 2010 B, 5.000%, 10/01/22 (AGM Insured)	500,000	535,470
Orlando Utilities Commission Utility System Revenue, Series 2010 C, 5.000%, 10/01/20	500,000	578,380
Orlando Utilities Commission Utility System Revenue, Series 2011 B, 5.000%, 10/01/19	500,000	581,185
Total Florida		2,768,903

The accompanying notes are an integral part of these financial statements.
13

GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Illinois - 4.6%
Chicago O’Hare International Airport Revenue, Series 2011 B, 5.000%, 01/01/22	$250,000	$265,715
Chicago Public Building Commission Building Revenue, Series 1999 B, 5.250%, 12/01/18 (FGIC Insured)	275,000	295,188
Chicago Second Lien Water Revenue, Series 2010 A, 5.000%, 11/01/22	90,000	96,144
Illinois Regional Transportation Authority General Obligation, Series 2003 A, 5.500%, 07/01/21 (FGIC Insured)	300,000	342,318
Illinois State General Obligation, Series 2010, 5.000%, 01/01/19	275,000	294,107
Illinois State Sales Tax Revenue, Series 2009 B, 5.000%, 06/15/20	200,000	219,042
Illinois State Sales Tax Revenue, Build Illinois, Series 2009 B, 5.000%, 06/15/21	290,000	313,864
Total Illinois		1,826,378
Iowa - 3.2%
Iowa Finance Authority State Revolving Fund Revenue, Series 2010 A, 5.000%, 08/01/19	190,000	221,643
Iowa Special Obligation, Prison Infrastructure Fund, Series 2010, 5.000%, 06/15/21	500,000	572,425
Iowa State Jobs Program Special Obligation, Series 2009 A, 5.000%, 06/01/17	400,000	466,008
Total Iowa		1,260,076
Kansas - 1.1%
Kansas Development Finance Authority Revenue, Series 2004 A, 5.000%, 04/01/19 (FGIC Insured)	405,000	435,833
Kentucky - 1.2%
Kentucky State Property & Buildings Commission Revenue, Series 2009 A, 5.000%, 08/01/19	425,000	483,225
Maine - 1.3%
Maine Municipal Bond Bank Transportation Infrastructure Revenue, Series 2009 A, 5.000%, 09/01/22	485,000	538,733
Massachusetts - 2.1%
Massachusetts Educational Financing Authority Education Loan Revenue, Issue I, Series 2010 A, 5.500%, 01/01/22	250,000	265,840
Massachusetts State Water Resources Authority, Series 2009 B, 5.000%, 08/01/21	515,000	589,515
Total Massachusetts		855,355
Michigan - 6.9%
Michigan Municipal Bond Authority Revenue, Series 2007, 5.000%, 10/01/19	400,000	451,480
Michigan State Trunk Line Fund, Series 2006, 5.000%, 11/01/18 (FGIC Insured)	390,000	433,746
Michigan State Trunk Line Fund, Series 2006, 5.000%, 11/01/19 (FGIC Insured)	750,000	822,052
Michigan Strategic Fund Limited Obligation Revenue, Cadillac Place Office Building Project, Series 2011, 5.250%, 10/15/23	1,000,000	1,046,830
Total Michigan		2,754,108
Missouri - 0.5%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Prairie State Project, Series 2007 A, 5.000%, 01/01/18 (AMBAC Insured)	200,000	216,724
New Jersey - 2.6%
New Jersey State Turnpike Authority Revenue, Series 2009 G, 5.000%, 01/01/18	450,000	505,224
New Jersey Transportation Trust Fund Authority, Series 2011 A, 5.250%, 06/15/24	500,000	522,435
Total New Jersey		1,027,659
New York - 14.8%
Metropolitan Transportation Authority Revenue, Series 2005 G, 5.000%, 11/15/18	485,000	541,139
New York City General Obligation, Series 2008 B-1, 5.250%, 09/01/20	605,000	677,546
New York City General Obligation, Series 2010 E, 5.000%, 08/01/18	185,000	214,667
New York City Transitional Finance Authority Building Aid Revenue, Series 2008 S-1, 5.000%, 01/15/20	120,000	131,518

The accompanying notes are an integral part of these financial statements.
14

GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
New York - 14.8% (continued)
New York State Dormitory Authority Revenue, State University Dormitory Facilities Issue, Series 2011 A, 5.000%, 07/01/21	$1,000,000	$1,148,209
New York State Environmental Facilities Corp. Revenue, New York City Municipal Water Finance Authority Projects, Series 2011 B, 06/15/23	500,000	564,745
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2005 B, 5.000%, 04/01/17 (FGIC Insured)	380,000	426,565
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2008 B, 5.000%, 04/01/22	575,000	633,938
New York State Urban Development Corp. Revenue, Series 2008 D, 5.250%, 01/01/17	415,000	478,454
Tobacco Settlement Financing Corp., Asset-Backed Revenue, Series 2011 B, 5.000%, 06/01/17	500,000	572,030
Triborough Bridge & Tunnel Authority Revenue, Series 2008 A, 5.000%, 11/15/20	480,000	536,885
Total New York		5,925,696
North Carolina - 0.7%
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue, Series 2009 C, 5.000%, 01/01/21	270,000	296,841
Ohio - 3.1%
Ohio Major New State Infrastructure Project Revenue, Series 2008-1, 5.750%, 06/15/18	665,000	797,714
Ohio State Facilities, Series 2009 B, 5.000%, 10/01/17	390,000	445,961
Total Ohio		1,243,675
Oregon - 4.4%
Oregon State Department of Administrative Services Lottery Revenue, Series 2011 A, 5.250%, 04/01/23	535,000	618,829
Tri-County Metro Transportation District of Capital Grant Receipt Revenue, Series 2011 A, 5.000%, 10/01/19	1,000,000	1,134,789
Total Oregon		1,753,618
Pennsylvania - 3.6%
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series 2008 B, 5.000%, 06/15/18	215,000	242,623
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue, Philadelphia Funding Program, Series 2010, 5.000%, 6/15/19	350,000	406,648
Pennsylvania State Higher Educational Facilities Authority Revenue, Series 2009 A, 5.250%, 08/15/21	300,000	330,759
Philadelphia Water and Wastewater Revenue, Series 2010 A, 5.000%, 06/15/18 (AGM Insured)	400,000	448,192
Total Pennsylvania		1,428,222
Puerto Rico - 0.9%
Puerto Rico Electric Power Authority Revenue, Series ZZ, 5.250%, 07/01/22	350,000	363,195
Tennessee - 2.0%
Memphis Electric System Subordinate Revenue, 5.000%, 12/01/17	675,000	789,041
Texas - 8.8%
Conroe Independent School District General Obligation, Series 2011, 5.000%, 02/15/21	500,000	578,640
Dallas/Fort Worth International Airport Facilities Improvement Joint Revenue, Series 2009 A, 5.000%, 11/01/22	350,000	368,487
North Texas Tollway Authority Revenue, Special Projects System, Series 2011 A, 5.000%, 09/01/23[6]	500,000	551,015
Texas Municipal Gas Acquisition and Supply Corp. I Gas Supply Revenue, Series 2008 D, 6.250%, 12/15/26	355,000	379,388
Texas Public Finance Authority Unemployment Compensation Obligation Assessment Revenue, Series 2010 A, 5.000%, 07/01/17	510,000	580,033
Texas Public Finance Authority Unemployment Compensation Obligation Assessment Revenue, Series 2010 B, 5.000%, 01/01/20	400,000	427,292

The accompanying notes are an integral part of these financial statements.
15

GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Texas - 7.5% (continued)
Texas Water Financial Assistance, Series 2008 A, 5.000%, 08/01/22	$400,000	$451,428
University of Texas System Revenue, Series 2010 B, 5.000%, 08/15/18	170,000	201,530
Total Texas		3,537,813
Vermont - 1.2%
Vermont Municipal Bond Bank, Series 2009 1, 5.000%, 12/01/21	400,000	460,944
Washington - 9.3%
Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series 2011 A, 5.000%, 07/01/23	500,000	564,995
Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series 2012 A, 5.000%, 07/01/21	1,000,000	1,089,489
Seattle Municipal Light and Power Improvement and Refunding Revenue, Series 2010 B, 5.000%, 02/01/21	270,000	308,343
Seattle Municipal Light and Power Improvement and Refunding Revenue, Series 2011 A, 5.000%, 02/01/20	540,000	625,045
Snohomish County Public Utility District No. 1 Revenue, Series 2010 A, 5.000%, 12/01/19	500,000	576,580
Washington Health Care Facilities Authority Revenue, Providence Health Services, Series 2011 B, 5.000% 10/01/18	500,000	572,285
Total Washington		3,736,737
Total Municipal Bonds (cost $37,355,338)		38,184,230
Short-Term Investments - 16.4%[1]	Shares
Fidelity Institutional Money Market Tax Exempt Fund, Institutional Class, 0.01% (cost $6,573,389)	6,573,389	6,573,389
Total Investments -111.9% (cost $43,928,727)[2]		44,757,619
Other Assets, less Liabilities - (11.9)%		(4,762,261)
Net Assets - 100.0%		$39,995,358

The accompanying notes are an integral part of these financial statements.
16

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2011, the approximate cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
GW&K Small Cap Equity Fund	$41,647,924	$10,306,901	($849,422)	$9,457,479
GW&K Municipal Enchanced Yield Fund	82,758,075	1,445,048	(1,423,284)	21,764
GW&K Municipal Bond Fund	43,928,727	909,576	(80,684)	828,892

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2011, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enchanced Yield Fund	$1,683,192	2.1%

*	Non-income-producing security.
#	Rounds to less than 0.1%.
[1]	Yield shown for an investment company represents its June 30, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	At June 30, 2011, Municipal Enhanced and Municipal Bond held 1.5% and 11.7%, respectively, in securities backed by insurance of financial institutions and financial guaranty assurance companies.
[3]	Indicates yield to maturity at June 30, 2011.
[4]	Floating Rate Security: The rate listed is as of June 30, 2011. Date in parenthesis represents the security’s next coupon rate reset.
[5]	Variable Rate Security. The rate listed is as of June 30, 2011, and is periodically reset subject to terms and conditions set forth in the debenture.
[6]	Some or all these securities are segregated for delayed delivery agreements amounting to a market value of $1,109,335, or 2.8% of net assets.

The following tables summarize the inputs used to value the Municipal Enhanced and Municipal Bond Funds’ net assets by the fair value hierarchy levels as of June 30, 2011: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Municipal Enhanced
Investments in Securities
Municipal Bonds†	—	$78,493,781	—	$78,493,781
Short-Term Investments	$4,286,058	—	—	4,286,058

Total Investments in Securities	$4,286,058	$78,493,781	—	$82,779,839

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Municipal Bond
Investments in Securities
Municipal Bonds†	—	$38,184,230	—	$38,184,230
Short-Term Investments	$6,573,389	—	—	6,573,389

Total Investments in Securities	$6,573,389	$38,184,230	—	$44,757,619

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed break-out of the bonds by major classification, please refer to the Schedule of Portfolio Investments.

As of June 30, 2011, the securities in Small Cap Equity were all Level 1 inputs. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of June 30, 2011, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

Investments Definitions and Abbreviations:

AMBAC:	Ambac Assurance Corp.
AGM:	Assured Guaranty Municipal Corp. CIFG: CIFG Guaranty, Ltd.
COP:	Certificates of Participation
FGIC:	Financial Guaranty Insurance Company

The accompanying notes are an integral part of these financial statements.
17

Statements of Assets and Liabilities

June 30, 2011 (unaudited)

	GW&K Small Cap Equity Fund	GW&K Municipal Enhanced Yield Fund	GW&K Municipal Bond Fund
Assets:
Investments at value*	$51,105,403	$82,779,839	$44,757,619
Receivable for investments sold	237,985	—	—
Receivable for Fund shares sold	533,820	1,008,177	261,654
Dividends, interest and other receivables	35,139	1,129,240	387,609
Receivable from affiliate	12,543	7,945	14,693
Prepaid expenses	3,099	28,188	961
Total assets	51,927,989	84,953,389	45,422,536
Liabilities:
Payable for investments purchased	630,504	3,125,883	3,199,342
Payable for delayed delivery investments purchased	—	—	1,099,290
Payable for Fund shares repurchased	44,987	145,481	1,077,755
Accrued expenses:
Investment management and advisory fees	29,781	30,427	10,688
Administrative fees	9,927	15,214	7,634
Distribution fees - Investor class	577	144	1,074
Professional fees	13,223	16,448	12,307
Other	36,829	22,380	19,088
Total liabilities	765,828	3,355,977	5,427,178

Net Assets	$51,162,161	$81,597,412	$39,995,358
Net Assets Represent:
Paid-in capital	$42,722,365	$81,639,570	$39,022,601
Undistributed net investment income (loss)	51,331	(4,400)	2,928
Accumulated net realized gain (loss) from investments	(1,069,014)	(59,522)	140,937
Net unrealized appreciation of investments	9,457,479	21,764	828,892
Net Assets	$51,162,161	$81,597,412	$39,995,358
Investor Class Shares - Net Assets	$2,915,572	$1,022,387	$5,386,721
Shares outstanding	174,290	113,666	508,175
Net asset value, offering and redemption price per share	$16.73	$8.99	$10.60
Service Class Shares - Net Assets	$20,159,282	$1,595,884	$17,930,465
Shares outstanding	1,207,132	177,585	1,689,895
Net asset value, offering and redemption price per share	$16.70	$8.99	$10.61
Institutional Class Shares - Net Assets	$28,087,307	$78,979,141	$16,678,172
Shares outstanding	1,680,371	8,796,211	1,566,577
Net asset value, offering and redemption price per share	$16.71	$8.98	$10.65
* Investments at cost	$41,647,924	$82,758,075	$43,928,727

The accompanying notes are an integral part of these financial statements.
18

Statements of Operations

For the six months ended June 30, 2011 (unaudited)

	GW&K Small Cap Equity Fund	GW&K Municipal Enhanced Yield Fund	GW&K Municipal Bond Fund
Investment Income:
Dividend income	$258,719	$377	$304
Interest Income	—	1,695,837	458,299
Foreign withholding tax	(465)	—	—
Total investment income	258,254	1,696,214	458,603
Expenses:
Investment management and advisory fees	169,891	146,786	44,009
Administrative fees	56,630	73,393	31,435
Distribution fees - Investor class	2,913	587	4,660
Registration fees	34,057	27,804	17,707
Transfer agent	4,156	2,894	6,704
Professional fees	13,379	16,189	13,080
Custodian	6,686	10,728	5,335
Reports to shareholders	3,150	4,076	2,599
Trustees fees and expenses	1,064	1,023	688
Miscellaneous	27,941	3,568	21,031
Total expenses before offsets	319,867	287,048	147,248
Expense reimbursements	(74,468)	(52,370)	(79,849)
Expense reductions	(20)	(26)	(12)
Net expenses	245,379	234,652	67,387

Net investment income	12,875	1,461,562	391,216
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	3,336,018	92,477	140,937
Net change in unrealized appreciation (depreciation) of investments	(273,115)	1,684,264	608,928
Net realized and unrealized gain (loss)	3,062,903	1,776,741	749,865

Net increase in net assets resulting from operations	$3,075,778	$3,238,303	$1,141,081

The accompanying notes are an integral part of these financial statements.
19

Statements of Changes in Net Assets

For the six months ended June 30, 2011 (unaudited) and for the year ended December 31, 2010

	GW&K Small Cap Equity Fund		GW&K Municipal Enhanced Yield Fund		GW&K Municipal Bond Fund
	2011	2010	2011	2010	2011	2010
Increase (Decrease) in Net Assets From Operations:
Net investment income	$12,875	$88,656	$1,461,562	$1,630,804	$391,216	$524,171
Net realized gain on investments	3,336,018	1,471,346	92,477	607,776	140,937	126,673
Net change in unrealized appreciation (depreciation) of investments	(273,115)	6,702,440	1,684,264	(1,962,878)	608,928	(74,380)
Net increase in net assets resulting from operations	3,075,778	8,262,442	3,238,303	275,702	1,141,081	576,464
Distributions to Shareholders:
From net investment income	—	(95,038)	(1,471,698)	(1,625,068)	(388,288)	(525,913)
From net realized gain on investments	—	—	—	—	—	(126,784)
Total distributions to shareholders	—	(95,038)	(1,471,698)	(1,625,068)	(388,288)	(652,697)
From Capital Share Transactions:
Proceeds from sale of shares	13,313,347	6,010,484	41,573,469	42,329,992	23,395,699	7,903,356
Reinvestment of dividends and distributions	—	92,578	860,430	766,477	331,204	564,379
Cost of shares repurchased	(3,869,467)	(2,264,836)	(12,419,920)	(9,609,982)	(3,552,818)	(3,155,536)
Net increase from capital share transactions	9,443,880	3,838,226	30,013,979	33,486,487	20,174,085	5,312,199
Total increase in net assets	12,519,658	12,005,630	31,780,584	32,137,121	20,926,878	5,235,966
Net Assets:
Beginning of period	38,642,503	26,636,873	49,816,828	17,679,707	19,068,480	13,832,514
End of period	$51,162,161	$38,642,503	$81,597,412	$49,816,828	$39,995,358	$19,068,480
End of period undistributed net investment income (loss)	$51,331	$38,456	($4,400)	$5,736	2,928	—

Share Transactions:
Sale of shares	820,189	431,829	4,745,435	4,621,753	2,221,957	750,751
Reinvested shares from dividends and distributions	—	5,877	98,450	83,976	31,605	53,827
Shares repurchased	(236,433)	(177,646)	(1,431,446)	(1,038,096)	(340,985)	(298,526)
Net increase in shares	583,756	260,060	3,412,439	3,667,633	1,912,577	506,052

The accompanying notes are an integral part of these financial statements.
20

GW&K Small Cap Equity Fund

Financial Highlights

For a share outstanding throughout each period

Investor Class Shares	For the six months ended June 30, 2011 (unaudited)	For the year ended December 31,
		2010	2009	2008#	2007	2006
Net Asset Value, Beginning of Period	$15.64	$12.05	$9.10	$15.01	$16.90	$15.22
Income from Investment Operations:
Net investment income (loss)	(0.03)[3]	0.01 [3]	0.09 [3]	0.12	0.14	0.09
Net realized and unrealized gain (loss) on investments	1.12 [3]	3.58 [3]	2.86 [3]	(5.66)	0.19	1.70
Total from investment operations	1.09	3.59	2.95	(5.54)	0.33	1.79
Less Distributions to Shareholders from:
Net investment income	—	(0.00)[7]	—	(0.12)	(0.14)	(0.10)
Net realized gain on investments	—	—	—	(0.25)	(2.08)	(0.01)
Total distributions to shareholders	—	(0.00)[7]	—	(0.37)	(2.22)	(0.11)
Net Asset Value, End of Period	$16.73	$15.64	$12.05	$9.10	$15.01	$16.90
Total Return[1]	6.97%[5]	29.81%	32.42%[4]	(37.34)%[4]	1.59%	11.76%
Ratio of net expenses to average net assets	1.45%[6]	1.42%	1.22%	1.20%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets[1]	(0.31)%[6]	0.07%	1.02%	0.97%	0.80%	0.57%
Portfolio turnover	18%[5]	19%	109%	33%	25%	7%
Net assets at end of period (000’s omitted)	$2,916	$1,914	$1,260	$32,052	$58,835	$64,299

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.78%[6]	1.84%	1.70%	1.36%	1.27%	1.26%
Ratio of net investment income (loss) to average net assets	(0.64)%[6]	(0.35)%	0.55%	0.81%	0.78%	0.56%

21

GW&K Small Cap Equity Fund

Financial Highlights

For a share outstanding throughout each period

Service Class Shares	For the six months ended June 30, 2011 (unaudited)	For the year ended December 31, 2010	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$15.59	$12.01	$10.65
Income from Investment Operations:
Net investment income (loss)	(0.01)[3]	0.04 [3]	0.02 [3]
Net realized and unrealized gain on investments	1.12 [3]	3.56 [3]	1.42 [3]
Total from investment operations	1.11	3.60	1.44
Less Distributions to Shareholders from:
Net investment income	—	(0.02)	(0.08)
Net Asset Value, End of Period	$16.70	$15.59	$12.01
Total Return[1]	7.05%[5]	30.01%[4]	13.46%[5]
Ratio of net expenses to average net assets	1.20%[6]	1.20%	1.17%[6]
Ratio of net investment income (loss) to average net assets[1]	(0.06)%[6]	0.30%	0.43%[6]
Portfolio turnover	18%[5]	19%	109%[5]
Net assets at end of period (000’s omitted)	$20,159	$18,788	$15,382

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.53%[6]	1.62%	1.53%[6]
Ratio of net investment income (loss) to average net assets	(0.39)%[6]	(0.12)%	0.06%[6]

Institutional Class Shares	For the six months ended June 30, 2011 (unaudited)	For the year ended December 31, 2010	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$15.59	$12.01	$10.65
Income from Investment Operations:
Net investment income	0.02 [3]	0.07 [3]	0.03 [3]
Net realized and unrealized gain on investments	1.10 [3]	3.57 [3]	1.41 [3]
Total from investment operations	1.12	3.64	1.44
Less Distributions to Shareholders from:
Net investment income	—	(0.06)	(0.08)
Net Asset Value, End of Period	$16.71	$15.59	$12.01
Total Return[1]	7.18%[4,5]	30.28%	13.56%[5]
Ratio of net expenses to average net assets	0.95%[6]	0.95%	0.95%[6]
Ratio of net investment income to average net assets[1]	0.19%[6]	0.55%	0.62%[6]
Portfolio turnover	18%[5]	19%	109%[5]
Net assets at end of period (000’s omitted)	$28,087	$17,941	$9,995

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.28%[6]	1.37%	1.32%[6]
Ratio of net investment income (loss) to average net assets	(0.14)%[6]	0.13%	0.25%[6]

#       At the close of business on November 7, 2008, the BNY Hamilton Multi-Cap Equity Fund, a series of BNY Hamilton Funds, Inc. was re-organized into a series of the Managers AMG Funds.

*       Commenced operations on July 27, 2009.

[1]          Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)

[2]         Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]          Per share numbers have been calculated using average shares.

[4]         The Total Return is based on the Financial Statement Net Asset Values as shown above.

[5]         Not annualized.

[6]         Annualized.

[7]         Rounds to less than $0.01.

22

GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each period

Investor Class Shares	For the six months ended June 30, 2011 (unaudited)	For the year ended December 31, 2010	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$8.79	$8.81	$8.23
Income from Investment Operations:
Net investment income	0.18	0.37	0.18
Net realized and unrealized gain (loss) on investments	0.21	(0.03)	0.60
Total from investment operations	0.39	0.34	0.78
Less Distributions to Shareholders from:
Net investment income	(0.19)	(0.36)	(0.20)
Net Asset Value, End of Period	$8.99	$8.79	$8.81
Total Return[1]	4.54%[3]	3.81%	9.51%[3]
Ratio of net expenses to average net assets	1.29%[4]	1.27%	1.04%[4]
Ratio of net investment income to average net assets[1]	4.49%[4]	4.10%	4.52%[4]
Portfolio turnover	7%[3]	50%	82%[3]
Net assets at end of period (000’s omitted)	$1,022	$557	$125

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.47%[4]	1.57%	1.56%[4]
Ratio of net investment income to average net assets	4.31%[4]	3.80%	4.00%[4]

Service Class Shares	For the six months ended June 30, 2011 (unaudited)	For the year ended December 31, 2010	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$8.79	$8.81	$8.23
Income from Investment Operations:
Net investment income	0.20	0.39	0.21
Net realized and unrealized gain (loss) on investments	0.20	(0.02)	0.58
Total from investment operations	0.40	0.37	0.79
Less Distributions to Shareholders from:
Net investment income	(0.20)	(0.39)	(0.21)
Net Asset Value, End of Period	$8.99	$8.79	$8.81
Total Return[1]	4.66%[3]	4.09%	9.62%[3]
Ratio of net expenses to average net assets	1.04%[4]	1.01%	0.79%[4]
Ratio of net investment income to average net assets[1]	4.74%[4]	4.36%	4.77%[4]
Portfolio turnover	7%[3]	50%	82%[3]
Net assets at end of period (000’s omitted)	$1,596	$1,181	$11

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.22%[4]	1.31%	1.31%[4]
Ratio of net investment income to average net assets	4.56%[4]	4.06%	4.25%[4]

23

GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each period

Institutional Class Shares	For the six months ended June 30, 2011 (unaudited)	For the year ended December 31,
		2010	2009	2008#	2007	2006
Net Asset Value, Beginning of Period	$8.78	$8.81	$6.70	$9.37	$10.33	$10.00
Income from Investment Operations:
Net investment income	0.21	0.40	0.37	0.44	0.42	0.38
Net realized and unrealized gain (loss) on investments	0.20	(0.03)	2.11	(2.67)	(0.91)	0.33
Total from investment operations	0.41	0.37	2.48	(2.23)	(0.49)	0.71
Less Distributions to Shareholders from:
Net investment income	(0.21)	(0.40)	(0.37)	(0.44)	(0.42)	(0.38)
Net realized gain on investments	—	—	—	—	(0.05)	—
Total distributions to shareholders	(0.21)	(0.40)	(0.37)	(0.44)	(0.47)	(0.38)
Net Asset Value, End of Period	$8.98	$8.78	$8.81	$6.70	$9.37	$10.33
Total Return[1]	4.79%[3]	4.15%	37.62%	(24.72)%	(4.92)%	7.37%
Ratio of net expenses to average net assets	0.79%[4]	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets[1]	4.99%[4]	4.58%	4.77%	4.82%	4.18%	3.96%
Portfolio turnover	7%[3]	50%	82%	13%	61%	68%
Net assets at end of period (000’s omitted)	$78,979	$48,079	$17,544	$3,541	$7,959	$7,357

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.97%[4]	1.09%	1.31%	1.67%	1.76%	2.34%
Ratio of net investment income to average net assets	4.81%[4]	4.28%	4.25%	3.94%	3.21%	2.41%

#	At the close of business on November 7, 2008, the BNY Hamilton Municipal Enhanced Yield Fund, a series of BNY Hamilton Funds, Inc., was re-organized into a series of the Managers AMG Funds.
*	Commencement of operations was on July 27, 2009.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Not annualized.
[4]	Annualized.

24

GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each period

Investor Class	For the six months ended June 30, 2011 (unaudited)	For the year ended December 31, 2010	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$10.29	$10.27	$10.00
Income from Investment Operations:
Net investment income	0.15	0.31 [4]	0.15 [4]
Net realized and unrealized gain on investments	0.30	0.09 [4]	0.33 [4]
Total from investment operations	0.45	0.40	0.48
Less Distributions to Shareholders from:
Net investment income	(0.14)	(0.31)	(0.15)
Net realized gain on investments	—	(0.07)	(0.06)
Total distributions to shareholders	(0.14)	(0.38)	(0.21)
Net Asset Value, End of Period	$10.60	$10.29	$10.27
Total Return[1]	4.44%[5]	3.89%	4.79%[5]
Ratio of net expenses to average net assets	0.77%[6]	0.75%	0.59%[6]
Ratio of net investment income to average net assets[1]	2.88%[6]	2.91%	2.93%[6]
Portfolio turnover	20%[5]	22%	13%[5]
Net assets at end of period (000’s omitted)	$5,387	$2,856	$850

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.41%[6]	1.45%	2.31%[6]
Ratio of net investment income to average net assets	2.24%[6]	2.21%	1.21%[6]

Service Class	For the six months ended June 30, 2011 (unaudited)	For the year ended December 31, 2010	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$10.30	$10.28	$10.00
Income from Investment Operations:
Net investment income	0.16	0.33 [4]	0.16 [4]
Net realized and unrealized gain on investments	0.31	0.09 [4]	0.33 [4]
Total from investment operations	0.47	0.42	0.49
Less Distributions to Shareholders from:
Net investment income	(0.16)	(0.33)	(0.15)
Net realized gain on investments	—	(0.07)	(0.06)
Total distributions to shareholders	(0.16)	(0.40)	(0.21)
Net Asset Value, End of Period	$10.61	$10.30	$10.28
Total Return[1]	4.55%[5]	4.05%	4.89%[5]
Ratio of net expenses to average net assets	0.54%[6]	0.55%	0.54%[6]
Ratio of net investment income to average net assets[1]	3.11%[6]	3.13%	2.98%[6]
Portfolio turnover	20%[5]	22%	13%[5]
Net assets at end of period (000’s omitted)	$17,930	$15,032	$12,752

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.18%[6]	1.25%	2.26%[6]
Ratio of net investment income to average net assets	2.47%[6]	2.43%	1.26%[6]

25

GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each period

Institutional Class	For the six months ended June 30, 2011 (unaudited)	For the year ended December 31, 2010	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$10.33	$10.31	$10.00
Income from Investment Operations:
Net investment income	0.18	0.35 [4]	0.17 [4]
Net realized and unrealized gain on investments	0.31	0.09 [4]	0.36 [4]
Total from investment operations	0.49	0.44	0.53
Less Distributions to Shareholders from:
Net investment income	(0.17)	(0.35)	(0.16)
Net realized gain on investments	—	(0.07)	(0.06)
Total distributions to shareholders	(0.17)	(0.42)	(0.22)
Net Asset Value, End of Period	$10.65	$10.33	$10.31
Total Return[1]	4.74%[5]	4.27%[3]	5.31%[3,5]
Ratio of net expenses to average net assets	0.34%[6]	0.34%	0.34%[6]
Ratio of net investment income to average net assets[1]	3.31%[6]	3.31%	3.18%[6]
Portfolio turnover	20%[5]	22%	13%[5]
Net assets at end of period (000’s omitted)	$16,678	$1,180	$231

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.98%[6]	1.04%	2.06%[6]
Ratio of net investment income to average net assets	2.67%[6]	2.61%	1.46%[6]

*	Commencement of operations was June 30, 2009.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[4]	Per share numbers have been calculated using average shares.
[5]	Not annualized.
[6]	Annualized.

26

Notes to Financial Statements June 30, 2011 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are GW&K Small Cap Equity Fund (“Small Cap Equity”), GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”), and GW&K Municipal Bond Fund (“Municipal Bond”), each a “Fund” and collectively the “Funds.”

As of July 27, 2009, Multi-Cap Equity changed its name to Small Cap Equity, converted its investment strategy from Multi-Cap Equity to Small Cap Equity, and changed its benchmark from the Russell 3000® Index to the Russell 2000® Index. Multi-Cap Equity’s Class A shares were redesignated as Investor Class shares. Small Cap Equity Service and Institutional Class shares commenced operations on July 27, 2009. As of July 27, 2009, Municipal Enhanced changed its benchmark from the Barclays Capital Municipal Bond Index to the Barclays Capital Municipal Bond BAA Index. Municipal Enhanced Investor and Service Class shares commenced operations on July 27, 2009. Municipal Bond commenced operations on June 30, 2009.

Each Fund offers three classes of shares: Investor Class, Service Class, and Institutional Class. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the NASDAQ Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the

“Board”). Under certain circumstances, the value of certain Fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (“the Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Funds calculate their NAV. In accordance with procedures approved by the Board, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and

27

Notes to Financial Statements (continued)

pursuant to procedures adopted by the Board. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

U.S. GAAP define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds have a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2011, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2011, overdraft fees for Small Cap Equity, Municipal Enhanced, and Municipal Bond equaled $0, $42, and $0, respectively.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., (formerly PNC Global Investment Servicing (U.S.) Inc.), whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2011, the transfer agent expense was reduced as follows: Small Cap Equity- $20, Municipal Enhanced - $26 and Municipal Bond - $12.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid monthly except for Small Cap Equity which will be declared and paid annually in December. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital

28

Notes to Financial Statements (continued)

gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2007-2010), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Loss Carryovers

As of June 30, 2011, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires December 31,
Small Cap Equity	$4,405,032	2017

Municipal Enhanced	$151,999	2017

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The capital stock transactions for the Funds by class for the six months ended June 30, 2011 and the year ended December 31, 2010, were as follows:

	GW&K Small Cap Equity Fund				GW&K Municipal Enhanced Yield Fund
	2011		2010		2011		2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class Shares
Sale of shares	58,198	$948,890	21,992	$311,011	96,083	$850,245	96,889	$914,605
Reinvestment of dividends and distributions	—	—	11	180	1,101	9,666	1,194	11,013
Shares repurchased	(6,266)	(102,314)	(4,148)	(53,968)	(46,881)	(403,317)	(48,898)	(445,323)

Net increase	51,932	$846,576	17,855	$257,223	50,303	$456,594	49,185	$480,295

Service Class Shares
Sale of shares	49,553	$814,831	33,784	$459,889	67,439	$594,550	158,800	$1,446,953
Reinvestment of dividends and distributions	—	—	1,848	29,031	3,236	28,210	3,802	34,952
Shares repurchased	(47,235)	(769,195)	(111,799)	(1,413,390)	(27,532)	(237,968)	(29,404)	(269,935)

Net increase (decrease)	2,318	$45,636	(76,167)	($924,470)	43,143	$384,792	133,198	$1,211,970

Institutional Class Shares
Sale of shares	712,385	$11,549,626	376,053	$5,249,375	4,581,913	$40,128,674	4,366,064	$39,968,434
Reinvestment of dividends and distributions	52	—	4,018	63,366	94,113	822,554	78,980	720,511
Shares repurchased	(182,931)	(2,997,958)	(61,699)	(797,478)	(1,357,033)	(11,778,635)	(959,794)	(8,894,723)

Net increase	529,506	$8,551,668	318,372	$4,515,263	3,318,993	$29,172,593	3,485,250	$31,794,222

29

Notes to Financial Statements (continued)

	GW&K Municipal Bond Fund
	2011		2010
	Shares	Amount	Shares	Amount
Investor Class Shares
Sale of shares	257,441	$2,697,043	204,399	$2,143,375
Reinvestment of dividends and distributions	3,899	40,911	3,691	38,597
Shares repurchased	(30,816)	(315,566)	(13,187)	(141,708)

Net increase	230,524	$2,422,388	194,903	$2,040,264

Service Class Shares
Sale of shares	504,268	$5,256,183	446,898	$4,704,578
Reinvestment of dividends and distributions	20,096	209,552	47,841	501,706
Shares repurchased	(294,634)	(3,071,280)	(275,476)	(2,910,561)

Net increase	229,730	$2,394,455	219,263	$2,295,723

Institutional Class Shares
Sale of shares	1,460,248	$15,442,474	99,454	$1,055,402
Reinvestment of dividends and distributions	7,609	80,741	2,295	24,077
Shares repurchased	(15,534)	(165,973)	(9,863)	(103,267)

Net increase	1,452,323	$15,357,242	91,886	$976,212

At June 30, 2011, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Small Cap Equity — 1 collectively owns 41%; Municipal Enhanced — 3 collectively own 86%; Municipal Bond — 1 collectively owns 42%. Transactions by these shareholders may have a material impact on the Funds.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Funds’ investment portfolios are managed by Gannett Welsh & Kotler, LLC (“GW&K” or the “Subadvisor”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and GW&K with respect to each of the Funds. AMG indirectly owns a majority interest in GW&K.

Small Cap Equity, Municipal Enhanced, and Municipal Bond are obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.75%, 0.50%, and 0.35%, respectively, of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to GW&K for its services as subadvisor. The Funds have entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as intermediary with the Funds’ shareholders. For its services, the Administrator is paid a fee, at a rate of 0.25% of the average daily net assets of each Fund.

The Investment Manager has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses and extraordinary items) exceed the following percentages of the Fund’s average daily net assets: Small Cap Equity 0.95%, Municipal Enhanced 0.79% and Municipal Bond 0.34%.

The Funds are obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement occurs and that such repayment would not cause that Fund’s total oper-

30

Notes to Financial Statements (continued)

ating expenses in any such future year to exceed that Fund’s respective expense cap. For the six months ended June 30, 2011, the Funds’ components of reimbursement are detailed in the following chart:

	Small Cap Equity	Municipal Enhanced	Municipal Bond
Reimbursement Available—12/31/10	$234,108	$172,079	$227,941
Additional Reimbursements	74,468	52,370	79,849
Repayments	—	—	—
Expired Reimbursements	—	—	—
Reimbursement Available—06/30/11	$308,576	$224,449	$307,790

Effective January 1, 2011, the aggregate annual retainer paid to each Independent Trustee of the Board is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. (Prior to January 1, 2011, the aggregate annual retainer paid to each Independent Trustee of the Board was $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts received an additional payment of $15,000 per year. The Chairman of the Audit Committee received an additional payment of $5,000 per year.) The Trustees’ fees and expenses are allocated among all of the funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such funds. The “Trustees fees and expenses” shown in the financial statements represents the Funds’ allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc., (the “Distributor” or MDI), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers, or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including payment of the expenses relating to the distribution of Prospectuses for sales purposes and advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Funds have adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Investor Class shares. The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by the Investor Class shares for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by the clients of such broker, dealer or financial intermediary.

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2011, the Funds did not borrow from or lend to other Funds in the Managers Funds.

3.	Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2011, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Small Cap Equity	$17,326,962	$8,047,376
Municipal Enhanced	32,647,182	4,299,588
Municipal Bond	23,882,830	4,871,105

For the six months ended June 30, 2011, there were no purchases or sales of U.S. Government obligations by the Funds.

31

Notes to Financial Statements (continued)

4.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

5.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

6.	New Accounting Standards

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

7.	Subsequent Events

At a meeting held on June 9-10, 2011, the Board approved a new contractual expense limitation with respect to Municipal Enhanced. Effective July 1, 2011, Managers has contractually agreed, until at least May 1, 2013, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.64% of Municipal Enhanced’s average daily net assets.

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

32

Annual Renewal of Investment Advisory Agreements

On June 9-10, 2011, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the GW&K Small Cap Equity Fund, GW&K Municipal Enhanced Yield Fund and GW&K Municipal Bond Fund (each a “Fund”) and the Subadvisory Agreement with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each a “Peer Group”), performance information for the relevant benchmark index for each Fund (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 9-10, 2011, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Funds, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

With respect to the GW&K Small Cap Equity Fund, among other information related to the Fund’s performance, the Trustees noted that the Fund’s performance for Investor Class shares, the share class with the longest operating history, for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2011 was above, above, above and below, respectively, the median performance of the Peer Group and above, above, above and below, respectively, the performance of the Fund Benchmark, the Russell 2000 Index. The Trustees took into account management’s discussion of the Fund’s more recent improved performance, including the fact that the Fund has outperformed the Fund Benchmark and ranked in the top quintile of the Peer Group for the 1-year period. The Trustees also noted that the Fund’s performance in the intermediate-term has continued to improve since the Fund’s investment strategy was changed in mid-2009 to small cap equity and that the Fund’s prior multi-cap focus has negatively affected the Fund’s longer-term performance record. The Trustees concluded that the Fund’s performance has been satisfactory.

With respect to the GW&K Municipal Enhanced Yield Fund, among other information related to the Fund’s performance, the Trustees noted that the Fund’s performance for Investor Class shares, the share class with the longest operating history, for the 1-year, 3-year and 5-year periods ended March 31, 2011 was above, above and below, respectively, the median performance of the Peer Group and below, above and above, respectively, the performance of the Fund

33

Annual Renewal of Investment Advisory Agreements (continued)

Benchmark, the Barclays Capital U.S. Municipal Bond BAA Index. The Trustees noted that the Fund was generally in line with the Fund Benchmark and ranked in the 2nd quartile of the Peer Group for the 1-year period, and further noted that the Fund’s Service Class shares had ranked in the 1st quartile of the Peer Group for the three-year period. The Trustees also took into account management’s discussion of the Fund’s performance, including the impact of conditions in the municipal bond market on the Fund’s relative performance. The Trustees also noted the impact on the Fund’s relative performance versus its peers resulting from the differences in the Fund’s investment strategy from those of the Peer Group. The Trustees concluded that the Fund’s performance has been satisfactory.

With respect to the GW&K Municipal Bond Fund, among other information related to the Fund’s performance, the Trustees noted that the Fund’s performance for Service Class shares for the 1-year period and for the period from the Fund’s inception on June 30, 2009 through March 31, 2011 was above the median performance of the Peer Group and above and below, respectively, the performance of the Fund Benchmark, the Barclays Capital 10-Year Municipal Bond Index. The Trustees took into account management’s discussion of the Fund’s performance. The Trustees also noted the Fund’s strong performance since inception relative to the Peer Group. The Trustees concluded that the Fund’s performance has been satisfactory in light of the Fund’s limited performance history.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the

Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that, in the case of the GW&K Small Cap Equity Fund and the GW&K Municipal Enhanced Yield Fund, the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from the Fund. The Trustees also noted management’s discussion of the current asset levels of the Funds, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Funds, the Trustees noted the current asset level of the Funds and the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the current advisory fee structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Subadvisor regarding the cost of providing subadvisory services to each of the Funds and the resulting profitability to the Subadvisor from these relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, such profitability might be directly or indirectly shared by the Investment Manager.

The Trustees noted the current asset level of each Fund and the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund were not material factors in the Trustees’ deliberations at this time. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Funds by the Subadvisor to be a material factor in their considerations at this time.

With respect to the GW&K Small Cap Equity Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were higher

34

Annual Renewal of Investment Advisory Agreements (continued)

and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager and the Subadvisor have contractually agreed, through May 1, 2012, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.95%. The Board also took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

With respect to the GW&K Municipal Enhanced Yield Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager and the Subadvisor have contractually agreed to lower the Fund’s contractual expense limitation from 0.79% to 0.64% of the Fund’s net annual operating expenses (subject to certain excluded expenses) effective July 1, 2011 through at least May 1, 2013. The Board also took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

With respect to the GW&K Municipal Bond Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through at least May 1, 2012, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.34%. The Board also took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services to be provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreements and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 9-10, 2011, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements (as applicable) for each Fund.

35

Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Subadvisor

Gannett Welsh & Kotler, LLC

222 Berkeley St.

Boston, MA 02116

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Jack W. Aber

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS		BALANCED FUNDS
CADENCE CAPITAL APPRECIATION	INTERNATIONAL EQUITY	CHICAGO EQUITY PARTNERS BALANCED
CADENCE FOCUSED GROWTH	AllianceBernstein L.P.	Chicago Equity Partners, LLC
CADENCE MID-CAP	Lazard Asset Management, LLC
CADENCE EMERGING COMPANIES	Martin Currie Inc.	ALTERNATIVE FUNDS
Cadence Capital Management, LLC
	REAL ESTATE SECURITIES	FQ GLOBAL ALTERNATIVES
CHICAGO EQUITY PARTNERS MID-CAP	Urdang Securities Management, Inc.	FQ GLOBAL ESSENTIALS
Chicago Equity Partners, LLC		First Quadrant, L.P.
RENAISSANCE LARGE CAP GROWTH
EMERGING MARKETS EQUITY	Renaissance Group LLC	INCOME FUNDS
Rexiter Capital Management Limited		BOND (MANAGERS)
Schroder Investment Management North America Inc.	SKYLINE SPECIAL EQUITIES PORTFOLIO	FIXED INCOME GLOBAL BOND
ESSEX SMALL/MICRO CAP GROWTH	Skyline Asset Management, L.P.	Loomis, Sayles & Co., L.P.
Essex Investment Management Co., LLC
	SPECIAL EQUITY	BOND (MANAGERS PIMCO)
FQ TAX-MANAGED U.S. EQUITY	Ranger Investment Management, L.P.	Pacific Investment Management Co. LLC
FQ U.S. EQUITY	Lord, Abbett & Co. LLC
First Quadrant, L.P.	Smith Asset Management Group, L.P.	CALIFORNIA INTERMEDIATE TAX-FREE
	Federated MDTA LLC	Miller Tabak Asset Management LLC
FRONTIER SMALL CAP GROWTH
Frontier Capital Management Company, LLC	SYSTEMATIC VALUE	GW&K MUNICIPAL BOND
	SYSTEMATIC MID CAP VALUE	GW&K MUNICIPAL ENHANCED YIELD
GW&K SMALL CAP EQUITY	Systematic Financial Management, L.P.	Gannett Welsh & Kotler, LLC
Gannett Welsh & Kotler, LLC
	TIMESSQUARE MID CAP GROWTH	HIGH YIELD
INSTITUTIONAL MICRO-CAP	TIMESSQUARE SMALL CAP GROWTH	J.P. Morgan Investment Management LLC
MICRO-CAP	TSCM GROWTH EQUITY
Lord, Abbett & Co. LLC	TimesSquare Capital Management, LLC	INTERMEDIATE DURATION GOVERNMENT
WEDGE Capital Management L.L.P.		SHORT DURATION GOVERNMENT
Next Century Growth Investors LLC	TRILOGY GLOBAL EQUITY	Smith Breeden Associates, Inc.
RBC Global Asset Management (U.S.) Inc.	TRILOGY EMERGING MARKETS EQUITY
TRILOGY INTERNATIONAL SMALL CAP
Trilogy Global Advisors, L.P.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)	(1)	Not applicable.
(a)	(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.
(a)	(3)	Not applicable.

(b)		Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date:	September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date:	September 2, 2011

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	September 2, 2011